JPMorgan Short Duration Core Plus ETF
Schedule of Portfolio Investments as of May 31, 2026
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 29.6%
Aerospace & Defense — 0.1%
ATI, Inc. 5.88%, 12/1/2027	108,000	108,183
Axon Enterprise, Inc. 6.13%, 3/15/2030 (a)	95,000	96,831
Bombardier, Inc. (Canada) 7.25%, 7/1/2031 (a)	130,000	136,596
RTX Corp. 5.75%, 11/8/2026	850,000	854,959
TransDigm, Inc. 6.38%, 3/1/2029 (a)	620,000	632,174
		1,828,743
Automobile Components — 0.1%
Adient Global Holdings Ltd.
7.00%, 4/15/2028 (a)	90,000	91,518
8.25%, 4/15/2031 (a)	250,000	260,710
7.50%, 2/15/2033 (a)	30,000	31,115
Allison Transmission, Inc. 5.88%, 6/1/2029 (a)	324,000	327,173
American Axle & Manufacturing, Inc. 6.88%, 7/1/2028	45,000	45,182
Clarios Global LP 6.75%, 5/15/2028 (a)	300,000	305,516
Cooper-Standard Automotive, Inc. 9.25%, 3/1/2031 (a)	290,000	293,263
Dana, Inc. 4.50%, 2/15/2032	13,000	12,186
Goodyear Tire & Rubber Co. (The)
5.25%, 4/30/2031	307,000	274,168
5.25%, 7/15/2031	90,000	79,892
Icahn Enterprises LP 5.25%, 5/15/2027	225,000	222,561
		1,943,284
Automobiles — 1.0%
BMW US Capital LLC (Germany)
4.40%, 3/19/2029 (a)	3,490,000	3,481,740
4.65%, 8/13/2029 (a)	955,000	954,384
Hyundai Capital America
5.25%, 1/8/2027 (a)	965,000	970,230
4.75%, 4/6/2029 (a)	3,500,000	3,505,458
4.55%, 9/26/2029 (a)	1,930,000	1,922,871
Mercedes-Benz Finance North America LLC (Germany) 5.10%, 11/15/2029 (a)	1,390,000	1,408,721
Volkswagen Group of America Finance LLC (Germany) 4.45%, 9/11/2027 (a)	1,675,000	1,672,936
		13,916,340
Banks — 13.2%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 1.54%, 6/16/2027 (a) (b)	400,000	399,543
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (a) (b)	500,000	502,596
AIB Group plc (Ireland)
(SOFR + 2.33%), 6.61%, 9/13/2029 (a) (b)	1,750,000	1,824,173
(SOFR + 1.65%), 5.32%, 5/15/2031 (a) (b)	2,790,000	2,832,756
ASB Bank Ltd. (New Zealand) 5.40%, 11/29/2027 (a)	1,000,000	1,015,955
Banco Bilbao Vizcaya Argentaria SA (Spain)
4.15%, 3/3/2029	3,000,000	2,962,565
5.38%, 3/13/2029	1,200,000	1,227,846
4.97%, 5/8/2031	2,200,000	2,199,785
Banco Nacional de Comercio Exterior SNC (Mexico) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.96%), 6.00%, 5/14/2036 (a) (b)	200,000	198,500

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (b)	200,000	198,455
5.59%, 8/8/2028	800,000	817,419
6.61%, 11/7/2028	200,000	209,383
4.55%, 11/6/2030	3,800,000	3,741,682
4.87%, 4/15/2031	2,200,000	2,187,436
Bank of America Corp.
(SOFR + 0.96%), 1.73%, 7/22/2027 (b)	230,000	229,144
(SOFR + 1.34%), 5.93%, 9/15/2027 (b)	1,000,000	1,004,892
(SOFR + 1.05%), 2.55%, 2/4/2028 (b)	345,000	340,856
(SOFR + 2.04%), 4.95%, 7/22/2028 (b)	475,000	478,015
(SOFR + 1.99%), 6.20%, 11/10/2028 (b)	400,000	409,910
(SOFR + 1.63%), 5.20%, 4/25/2029 (b)	870,000	880,911
(SOFR + 1.57%), 5.82%, 9/15/2029 (b)	1,500,000	1,540,329
(SOFR + 0.87%), 4.48%, 4/23/2030 (b)	3,550,000	3,534,258
(SOFR + 1.00%), 5.16%, 1/24/2031 (b)	1,250,000	1,271,105
(SOFR + 0.87%), 4.46%, 2/6/2032 (b)	2,680,000	2,639,149
Bank of Ireland Group plc (Ireland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (a) (b)	245,000	243,121
(SOFR + 1.62%), 5.60%, 3/20/2030 (a) (b)	1,480,000	1,511,393
(SOFRINDX + 1.16%), 5.00%, 11/12/2032 (a) (b)	1,920,000	1,918,407
Bank of Montreal (Canada) Series J, (SOFR + 0.96%), 4.88%, 6/2/2032 (b)	3,090,000	3,093,445
Bank of Nova Scotia (The) (Canada)
5.35%, 12/7/2026	720,000	724,555
(SOFR + 1.00%), 4.40%, 9/8/2028 (b)	995,000	995,154
(SOFR + 0.73%), 4.25%, 2/2/2030 (b)	3,480,000	3,444,656
(SOFR + 1.09%), 4.34%, 9/15/2031 (b)	2,050,000	2,016,373
Banque Federative du Credit Mutuel SA (France) 4.59%, 10/16/2028 (a)	1,960,000	1,959,651
Barclays plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 2.28%, 11/24/2027 (b)	820,000	811,867
(SOFR + 1.56%), 4.94%, 9/10/2030 (b)	3,520,000	3,532,866
(SOFR + 1.14%), 4.52%, 2/24/2032 (b)	1,270,000	1,243,375
BNP Paribas SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.34%, 6/12/2029 (a) (b)	500,000	507,132
(SOFR + 1.52%), 5.18%, 1/9/2030 (a) (b)	3,000,000	3,039,363
(SOFR + 1.28%), 5.28%, 11/19/2030 (a) (b)	1,470,000	1,492,276
(SOFR + 1.68%), 5.09%, 5/9/2031 (a) (b)	1,150,000	1,159,518
BPCE SA (France)
(SOFR + 1.98%), 6.61%, 10/19/2027 (a) (b)	1,525,000	1,537,109
(SOFR + 1.58%), 5.39%, 5/28/2031 (a) (b)	3,489,000	3,535,236
(SOFR + 1.22%), 5.18%, 6/2/2032 (a) (b)	1,855,000	1,858,949
CaixaBank SA (Spain)
(SOFR + 2.08%), 6.68%, 9/13/2027 (a) (b)	805,000	809,920
(SOFR + 2.70%), 6.21%, 1/18/2029 (a) (b)	1,500,000	1,538,221
(SOFRINDX + 1.78%), 5.67%, 3/15/2030 (a) (b)	2,202,000	2,255,105
(SOFR + 1.21%), 4.82%, 4/22/2032 (a) (b)	2,540,000	2,524,772
Canadian Imperial Bank of Commerce (Canada)
(SOFRINDX + 0.79%), 4.28%, 1/29/2030 (b)	2,930,000	2,903,563

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.34%), 4.63%, 9/11/2030 (b)	1,100,000	1,099,804
(SOFRINDX + 1.17%), 4.58%, 9/8/2031 (b)	1,205,000	1,195,199
Citigroup, Inc.
(SOFR + 1.28%), 3.07%, 2/24/2028 (b)	500,000	495,331
(SOFR + 0.87%), 4.79%, 3/4/2029 (b)	3,000,000	3,013,866
(SOFR + 1.36%), 5.17%, 2/13/2030 (b)	1,130,000	1,146,320
(SOFR + 1.34%), 4.54%, 9/19/2030 (b)	3,610,000	3,595,437
(SOFR + 1.46%), 4.95%, 5/7/2031 (b)	1,180,000	1,187,793
Cooperatieve Rabobank UA (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 3.65%, 4/6/2028 (a) (b)	535,000	531,454
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.92%), 4.99%, 5/27/2031 (a) (b)	2,630,000	2,648,682
Credit Agricole SA (France)
(SOFR + 1.13%), 5.23%, 1/9/2029 (a) (b)	945,000	954,493
(SOFR + 1.46%), 5.22%, 5/27/2031 (a) (b)	955,000	965,419
(SOFR + 1.17%), 4.66%, 1/12/2032 (a) (b)	2,245,000	2,212,831
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (a) (b)	1,350,000	1,384,455
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 4.61%, 10/2/2030 (a) (b)	615,000	611,823
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 4.42%, 9/12/2031 (a) (b)	2,000,000	1,965,340
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.98%), 5.00%, 3/27/2032 (a) (b)	2,400,000	2,405,891
DNB Bank ASA (Norway) (SOFR + 1.05%), 4.38%, 11/4/2031 (a) (b)	1,960,000	1,928,025
Federation des Caisses Desjardins du Quebec (Canada)
5.70%, 3/14/2028 (a)	325,000	332,341
5.25%, 4/26/2029 (a)	710,000	724,169
4.57%, 8/26/2030 (a)	1,790,000	1,783,833
HSBC Holdings plc (United Kingdom)
(SOFR + 1.57%), 5.89%, 8/14/2027 (b)	855,000	857,411
(SOFR + 1.97%), 6.16%, 3/9/2029 (b)	1,750,000	1,795,886
(SOFR + 1.46%), 5.55%, 3/4/2030 (b)	1,565,000	1,597,839
(SOFR + 0.99%), 4.40%, 3/10/2030 (b)	2,070,000	2,051,906
(SOFR + 0.94%), 4.71%, 5/12/2030 (b)	1,980,000	1,975,882
(SOFR + 1.29%), 5.29%, 11/19/2030 (b)	860,000	872,402
(SOFR + 1.29%), 5.13%, 3/3/2031 (b)	585,000	590,424
(SOFR + 1.57%), 5.24%, 5/13/2031 (b)	1,305,000	1,321,593
(SOFR + 1.19%), 4.62%, 11/6/2031 (b)	1,105,000	1,091,559
ING Groep NV (Netherlands) (SOFR + 1.44%), 5.34%, 3/19/2030 (b)	3,280,000	3,342,781
KBC Group NV (Belgium)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 5.80%, 1/19/2029 (a) (b)	1,030,000	1,050,409
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 4.93%, 10/16/2030 (a) (b)	2,500,000	2,512,068
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 4.45%, 9/23/2031 (a) (b)	1,350,000	1,327,173
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.48%), 5.99%, 8/7/2027 (b)	1,000,000	1,002,917
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 5.87%, 3/6/2029 (b)	755,000	772,171
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 4.82%, 6/13/2029 (b)	1,145,000	1,151,343
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.82%), 4.43%, 11/4/2031 (b)	1,485,000	1,460,662
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (b)	512,000	510,009
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 2.34%, 1/19/2028 (b)	400,000	394,906

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.17%), 5.16%, 4/24/2031 (b)	465,000	471,704
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 4.53%, 9/12/2031 (b)	1,760,000	1,740,606
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 4.51%, 1/14/2032 (b)	1,780,000	1,754,414
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.92%), 4.85%, 4/21/2032 (b)	1,310,000	1,308,049
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.82%), 5.10%, 5/13/2031 (b)	1,425,000	1,443,203
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.92%), 4.71%, 7/8/2031 (b)	985,000	983,913
Morgan Stanley Bank NA
(SOFR + 0.87%), 5.50%, 5/26/2028 (b)	625,000	631,824
(SOFRINDX + 0.97%), 4.79%, 5/10/2030 (b)	1,950,000	1,955,528
Morgan Stanley Private Bank NA
(SOFR + 0.76%), 4.21%, 2/8/2030 (b)	3,190,000	3,154,913
(SOFR + 1.02%), 4.47%, 11/19/2031 (b)	2,490,000	2,452,138
National Bank of Canada (Canada)
5.60%, 12/18/2028	1,620,000	1,664,660
4.50%, 10/10/2029	1,000,000	997,024
NatWest Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 4.96%, 8/15/2030 (b)	3,500,000	3,525,308
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.12%, 5/23/2031 (b)	750,000	756,987
NatWest Markets plc (United Kingdom)
5.42%, 5/17/2027 (a)	745,000	754,294
4.65%, 3/27/2029 (a)	1,605,000	1,608,103
5.41%, 5/17/2029 (a)	805,000	822,500
Nordea Bank Abp (Finland) 1.50%, 9/30/2026 (a)	500,000	495,818
Royal Bank of Canada (Canada) (SOFR + 0.89%), 4.50%, 8/6/2029 (b)	3,430,000	3,428,063
Santander UK Group Holdings plc (United Kingdom) (SOFRINDX + 1.07%), 4.32%, 9/22/2029 (b)	1,290,000	1,278,850
Skandinaviska Enskilda Banken AB (Sweden) 5.38%, 3/5/2029 (a)	940,000	959,937
Societe Generale SA (France)
(SOFR + 1.10%), 4.45%, 4/12/2030 (a) (b)	2,985,000	2,951,969
(SOFR + 1.65%), 5.51%, 5/22/2031 (a) (b)	1,620,000	1,650,034
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.85%), 6.19%, 7/6/2027 (a) (b)	470,000	470,667
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.69%, 5/14/2028 (a) (b)	755,000	762,475
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.52%, 1/13/2028	775,000	788,723
(SOFR + 1.19%), 4.66%, 7/8/2031 (b)	1,620,000	1,613,392
Sumitomo Mitsui Trust Bank Ltd. (Japan) 5.20%, 3/7/2029 (a)	820,000	834,515
Svenska Handelsbanken AB (Sweden) 5.50%, 6/15/2028 (a)	750,000	766,099
Swedbank AB (Sweden) 5.08%, 5/21/2030 (a)	1,030,000	1,045,643
Toronto-Dominion Bank (The) (Canada) 4.11%, 10/13/2028	4,455,000	4,421,762
Wells Fargo & Co.
(SOFR + 1.51%), 3.53%, 3/24/2028 (b)	285,000	283,029
(SOFR + 1.07%), 5.71%, 4/22/2028 (b)	1,245,000	1,259,189
(SOFR + 1.98%), 4.81%, 7/25/2028 (b)	945,000	947,910
(SOFR + 1.74%), 5.57%, 7/25/2029 (b)	975,000	994,187
(SOFR + 0.88%), 4.08%, 9/15/2029 (b)	2,000,000	1,977,730
(SOFR + 1.79%), 6.30%, 10/23/2029 (b)	210,000	218,069
(SOFR + 0.74%), 4.18%, 1/23/2030 (b)	2,080,000	2,058,765

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.50%), 5.20%, 1/23/2030 (b)	3,100,000	3,146,409
(SOFR + 0.97%), 4.84%, 5/20/2032 (b)	2,760,000	2,757,714
		194,300,654
Beverages — 0.1%
Constellation Brands, Inc. 4.80%, 5/1/2030	1,350,000	1,358,761
Primo Water Holdings, Inc. 6.25%, 4/1/2029 (a)	110,000	110,276
		1,469,037
Biotechnology — 0.1%
Biogen, Inc. 5.05%, 1/15/2031	1,115,000	1,131,453
Broadline Retail — 0.0% ^
Nordstrom, Inc. 4.38%, 4/1/2030	69,000	65,967
Wayfair LLC 7.25%, 10/31/2029 (a)	215,000	221,214
		287,181
Building Products — 0.2%
Builders FirstSource, Inc. 4.25%, 2/1/2032 (a)	499,000	459,098
EMRLD Borrower LP 6.63%, 12/15/2030 (a)	675,000	690,089
Griffon Corp. 5.75%, 3/1/2028	125,000	124,972
JELD-WEN, Inc. 4.88%, 12/15/2027 (a)	79,000	64,912
Masterbrand, Inc. 7.00%, 7/15/2032 (a)	100,000	99,814
Miter Brands Acquisition Holdco, Inc. 6.75%, 4/1/2032 (a)	250,000	245,815
Quikrete Holdings, Inc. 6.38%, 3/1/2032 (a)	475,000	483,675
Smyrna Ready Mix Concrete LLC 8.88%, 11/15/2031 (a)	360,000	379,497
Standard Building Solutions, Inc. 6.50%, 8/15/2032 (a)	125,000	126,869
Standard Industries, Inc.
4.75%, 1/15/2028 (a)	414,000	411,996
4.38%, 7/15/2030 (a)	140,000	133,337
		3,220,074
Capital Markets — 2.7%
Coinbase Global, Inc. 3.38%, 10/1/2028 (a)	155,000	148,769
Deutsche Bank AG (Germany)
(SOFR + 2.52%), 7.15%, 7/13/2027 (b)	350,000	351,037
(SOFR + 1.22%), 2.31%, 11/16/2027 (b)	150,000	148,507
(SOFR + 2.51%), 6.82%, 11/20/2029 (b)	1,303,000	1,366,070
(SOFR + 1.10%), 4.47%, 12/10/2031 (b)	2,110,000	2,076,117
Goldman Sachs Group, Inc. (The)
(SOFR + 0.91%), 1.95%, 10/21/2027 (b)	423,000	419,085
(SOFR + 1.11%), 2.64%, 2/24/2028 (b)	390,000	385,065
(SOFR + 0.90%), 4.15%, 10/21/2029 (b)	2,260,000	2,232,875
(SOFR + 0.99%), 4.59%, 4/20/2030 (b)	2,820,000	2,810,507
(SOFR + 1.21%), 5.05%, 7/23/2030 (b)	2,705,000	2,730,129
(SOFR + 1.14%), 4.69%, 10/23/2030 (b)	895,000	893,586
(SOFR + 0.96%), 4.52%, 1/21/2032 (b)	3,040,000	2,993,079
(SOFR + 1.03%), 4.97%, 6/3/2032 (b)	2,205,000	2,210,193
Macquarie Bank Ltd. (Australia) 5.21%, 6/15/2026 (a)	1,000,000	1,000,477
Macquarie Group Ltd. (Australia)
(SOFR + 0.91%), 1.63%, 9/23/2027 (a) (b)	140,000	138,736

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
(SOFR + 2.13%), 4.10%, 6/21/2028 (a) (b)	380,000	378,121
Morgan Stanley
(SOFR + 0.86%), 1.51%, 7/20/2027 (b)	335,000	333,680
(SOFR + 1.00%), 2.48%, 1/21/2028 (b)	400,000	395,345
(SOFR + 2.24%), 6.30%, 10/18/2028 (b)	985,000	1,010,367
(SOFR + 1.59%), 5.16%, 4/20/2029 (b)	565,000	570,819
(SOFR + 1.63%), 5.45%, 7/20/2029 (b)	600,000	610,570
Series I, (SOFR + 0.91%), 4.13%, 10/18/2029 (b)	2,210,000	2,184,657
(SOFR + 0.80%), 4.24%, 1/9/2030 (b)	1,900,000	1,879,111
(SOFR + 1.26%), 5.66%, 4/18/2030 (b)	930,000	953,529
(SOFR + 1.10%), 4.65%, 10/18/2030 (b)	1,510,000	1,504,676
(SOFR + 1.20%), 4.71%, 3/12/2032 (b)	1,835,000	1,818,211
UBS Group AG (Switzerland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 4.70%, 8/5/2027 (a) (b)	410,000	410,097
(SOFR + 3.70%), 6.44%, 8/11/2028 (a) (b)	870,000	889,970
(USD SOFR ICE Swap Rate 1 Year + 1.34%), 5.62%, 9/13/2030 (a) (b)	1,585,000	1,627,261
(SOFR + 3.73%), 4.19%, 4/1/2031 (a) (b)	2,775,000	2,710,105
Voya Global Funding 4.60%, 11/24/2030 (a)	3,035,000	2,994,899
		40,175,650
Chemicals — 0.2%
Axalta Coating Systems LLC 3.38%, 2/15/2029 (a)	150,000	143,184
Braskem Netherlands Finance BV (Brazil)
4.50%, 1/31/2030 (c)	200,000	123,000
8.00%, 10/15/2034 (a)	200,000	115,300
Celanese US Holdings LLC
7.00%, 2/15/2031	190,000	196,922
7.38%, 2/15/2034	315,000	329,001
Chemours Co. (The)
5.75%, 11/15/2028 (a)	220,000	219,606
8.00%, 1/15/2033 (a)	45,000	45,975
INEOS Finance plc (Luxembourg) 6.75%, 5/15/2028 (a)	200,000	201,234
NOVA Chemicals Corp. (Canada)
8.50%, 11/15/2028 (a)	315,000	326,892
4.25%, 5/15/2029 (a)	87,000	84,934
9.00%, 2/15/2030 (a)	85,000	89,519
Scotts Miracle-Gro Co. (The) 4.50%, 10/15/2029	398,000	387,961
Solstice Advanced Materials, Inc. 5.63%, 9/30/2033 (a)	65,000	64,263
WR Grace Holdings LLC
5.63%, 8/15/2029 (a)	235,000	225,063
7.00%, 8/1/2033 (a)	45,000	44,639
		2,597,493
Commercial Services & Supplies — 0.4%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	122,000	112,297
ADT Security Corp. (The) 4.88%, 7/15/2032 (a)	155,000	146,771
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	229,000	228,639
Brink's Co. (The) 6.75%, 6/15/2032 (a)	125,000	128,048
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (a)	124,000	119,923

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Commercial Services & Supplies — continued
Element Fleet Management Corp. (Canada) 5.64%, 3/13/2027 (a)	1,845,000	1,860,327
GFL Environmental, Inc.
4.00%, 8/1/2028 (a)	340,000	332,490
4.75%, 6/15/2029 (a)	146,000	143,776
6.75%, 1/15/2031 (a)	110,000	113,578
Jonah
12.00%, 6/1/2029 ‡	1,321,002	1,321,002
12.50%, 3/21/2033 ‡	520,000	520,000
Madison IAQ LLC
4.13%, 6/30/2028 (a)	201,000	198,490
5.88%, 6/30/2029 (a)	135,000	134,984
Williams Scotsman, Inc.
4.63%, 8/15/2028 (a)	90,000	89,131
6.63%, 6/15/2029 (a)	115,000	117,895
		5,567,351
Construction & Engineering — 0.1%
AECOM 6.00%, 8/1/2033 (a)	135,000	135,209
Bioceanico Sovereign Certificate Ltd. (Paraguay) Zero Coupon, 6/5/2034 (c)	137,819	115,110
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	44,000	43,225
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	134,000	133,801
Kingston Airport Revenue Finance Ltd. (Jamaica) 6.75%, 12/15/2036 (a)	200,000	200,502
Weekley Homes LLC 4.88%, 9/15/2028 (a)	59,000	57,558
		685,405
Construction Materials — 0.0% ^
Knife River Corp. 7.75%, 5/1/2031 (a)	100,000	103,820
Consumer Finance — 1.0%
AerCap Ireland Capital DAC (Ireland) 6.45%, 4/15/2027	695,000	706,507
American Express Co.
(SOFR + 0.81%), 4.44%, 5/3/2030 (b)	3,030,000	3,019,260
(SOFR + 1.44%), 5.02%, 4/25/2031 (b)	1,075,000	1,088,744
Avolon Holdings Funding Ltd. (Ireland)
5.75%, 3/1/2029 (a)	970,000	990,768
4.90%, 10/10/2030 (a)	1,365,000	1,354,831
4.70%, 1/30/2031 (a)	2,200,000	2,160,169
Capital One Financial Corp.
(SOFR + 2.08%), 5.47%, 2/1/2029 (b)	345,000	349,996
(SOFR + 1.25%), 4.49%, 9/11/2031 (b)	1,650,000	1,622,052
(SOFR + 1.15%), 4.72%, 1/30/2032 (b)	2,180,000	2,154,279
OneMain Finance Corp.
6.63%, 5/15/2029	230,000	233,585
5.38%, 11/15/2029	273,000	266,357
		13,946,548
Consumer Staples Distribution & Retail — 0.0% ^
Albertsons Cos., Inc.
3.50%, 3/15/2029 (a)	260,000	248,056

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Staples Distribution & Retail — continued
5.63%, 3/31/2032 (a)	65,000	63,461
5.75%, 3/31/2034 (a)	20,000	19,267
		330,784
Containers & Packaging — 0.1%
Ardagh Group SA 12.00% (Blend (Cash 5.50% + PIK 6.50%)), 12/1/2030 (a) (d) (e)	200,000	179,201
Ball Corp. 6.00%, 6/15/2029	250,000	254,167
Graphic Packaging International LLC 6.38%, 7/15/2032 (a)	130,000	131,087
Mauser Packaging Solutions Holding Co. 7.88%, 4/15/2030 (a)	283,000	285,835
TriMas Corp. 4.13%, 4/15/2029 (a)	130,000	124,885
		975,175
Distributors — 0.0% ^
American Builders & Contractors Supply Co., Inc. 3.88%, 11/15/2029 (a)	125,000	118,926
RB Global Holdings, Inc. (Canada) 7.75%, 3/15/2031 (a)	190,000	197,555
		316,481
Diversified — 0.1%
Ygrene Frn 8.50%, 7/25/2045 ‡ (a)	1,146,475	1,152,207
Diversified Consumer Services — 0.0% ^
Service Corp. International 4.00%, 5/15/2031	260,000	244,444
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	290,000	299,955
		544,399
Diversified REITs — 0.2%
Equinix Europe 2 Financing Corp. LLC 4.60%, 11/15/2030	2,195,000	2,174,786
Diversified Telecommunication Services — 0.3%
Altice France SA (France) 6.50%, 4/15/2032 (a)	152,440	148,351
APLD ComputeCo 2 LLC 6.75%, 3/15/2031 (a)	100,000	100,793
CCO Holdings LLC
5.13%, 5/1/2027 (a)	76,000	75,950
6.38%, 9/1/2029 (a)	215,000	216,004
4.75%, 3/1/2030 (a)	1,602,000	1,514,031
4.50%, 8/15/2030 (a)	1,005,000	935,312
4.25%, 2/1/2031 (a)	205,000	185,607
4.75%, 2/1/2032 (a)	18,000	16,047
Cipher Compute LLC 7.13%, 11/15/2030 (a)	55,000	57,335
Edged Compute LLC 7.50%, 4/30/2031 (a)	65,000	65,168
Flash Compute LLC 7.25%, 12/31/2030 (a)	60,000	61,856
Level 3 Financing, Inc. 6.88%, 6/30/2033 (a)	320,000	329,610
Meridian Arc Holdco LLC 6.25%, 4/30/2031 (a)	210,000	211,080
PR RNO Property Owner 1 LLC 6.50%, 5/1/2031 (a)	225,000	225,308
SV RNO Property Owner 1 LLC 5.88%, 3/1/2031 (a)	165,000	162,929
WULF Compute LLC 7.75%, 10/15/2030 (a)	230,000	241,675
		4,547,056
Electric Utilities — 1.1%
Alliant Energy Finance LLC 5.40%, 6/6/2027 (a)	1,145,000	1,155,342
Comision Ejecutiva Hidroelectrica del Rio Lempa (El Salvador) 8.65%, 1/24/2033 (a)	450,000	477,000
Comision Federal de Electricidad (Mexico) 6.50%, 1/28/2051 (a)	200,000	194,270

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
ENEL Finance International NV (Italy)
4.63%, 6/15/2027 (a)	445,000	446,541
4.38%, 9/30/2030 (a)	1,920,000	1,887,031
EnfraGen Energia Sur SA (Colombia) 5.38%, 12/30/2030 (c)	594,213	550,330
Fells Point Funding Trust 3.05%, 1/31/2027 (a)	2,535,000	2,512,910
FirstEnergy Pennsylvania Electric Co. 5.20%, 4/1/2028 (a)	240,000	242,732
FirstEnergy Transmission LLC 4.55%, 1/15/2030	325,000	323,854
Generadora de Gatun SA (Panama) 6.87%, 9/30/2044 (a)	272,000	277,364
Instituto Costarricense de Electricidad (Costa Rica) 6.75%, 10/7/2031 (a)	200,000	207,980
ITC Holdings Corp. 4.88%, 4/15/2031 (a)	2,670,000	2,661,810
NRG Energy, Inc.
3.38%, 2/15/2029 (a)	96,000	91,620
5.25%, 6/15/2029 (a)	387,000	385,037
6.00%, 2/1/2033 (a)	260,000	261,966
5.75%, 1/15/2034 (a)	210,000	207,718
PG&E Corp. 5.00%, 7/1/2028	190,000	189,070
Trans-Allegheny Interstate Line Co. 5.00%, 1/15/2031 (a)	370,000	373,600
Trinidad Generation UnLtd (Trinidad And Tobago) 7.75%, 6/16/2033 (a)	200,000	211,500
Vistra Operations Co. LLC
5.00%, 7/31/2027 (a)	150,000	149,906
4.60%, 10/15/2030 (a)	400,000	392,174
4.70%, 1/31/2031 (a)	2,525,000	2,480,983
7.75%, 10/15/2031 (a)	435,000	455,986
VoltaGrid LLC 7.38%, 11/1/2030 (a)	95,000	98,924
		16,235,648
Electrical Equipment — 0.0% ^
EnerSys 6.63%, 1/15/2032 (a)	95,000	97,710
Sensata Technologies BV 5.88%, 9/1/2030 (a)	200,000	201,263
Vertiv Group Corp. 4.13%, 11/15/2028 (a)	139,000	137,315
		436,288
Electronic Equipment, Instruments & Components — 0.1%
Coherent Corp. 5.00%, 12/15/2029 (a)	211,000	208,849
Ingram Micro, Inc. 4.75%, 5/15/2029 (a)	366,000	359,727
Sensata Technologies, Inc.
3.75%, 2/15/2031 (a)	50,000	46,894
6.63%, 7/15/2032 (a)	200,000	207,134
		822,604
Energy Equipment & Services — 0.0% ^
Noble Finance II LLC 8.00%, 4/15/2030 (a)	145,000	150,777
Transocean International Ltd. 8.75%, 2/15/2030 (a)	91,000	95,344
Valaris Ltd. 8.38%, 4/30/2030 (a)	160,000	166,640
Yinson Boronia Production BV (Brazil) 8.95%, 7/31/2042 (a)	194,292	213,790
		626,551
Entertainment — 0.1%
Cinemark USA, Inc. 5.25%, 7/15/2028 (a)	190,000	189,005
Discovery Global Holdings, Inc. 5.05%, 3/15/2042	85,000	62,157

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Entertainment — continued
Live Nation Entertainment, Inc.
6.50%, 5/15/2027 (a)	200,000	200,219
4.75%, 10/15/2027 (a)	370,000	368,593
		819,974
Financial Services — 1.3%
BAML RCAP (United Kingdom) 8.00%, 10/26/2029 ‡	500,000	499,375
BCAP LLC Trust 0.00%, 9/17/2027 ‡	1,844,129	1,844,129
Block, Inc.
6.50%, 5/15/2032	365,000	371,929
6.00%, 8/15/2033 (a)	140,000	140,035
CFIN 2022-RTL1 Issuer LLC Class A, 0.00%, 8/17/2027 ‡	1,667,287	1,665,203
Commercial Credit, Inc. Series QIB, 8.75%, 8/30/2030 (a)	500,000	503,074
Equitable America Global Funding 4.95%, 6/9/2030 (a)	2,000,000	2,004,238
Gemini 10.50%, 2/20/2029 ‡	1,000,000	1,000,000
Global Payments, Inc.
4.95%, 8/15/2027	335,000	336,056
4.88%, 11/15/2030	3,025,000	2,977,087
Nationwide Building Society (United Kingdom)
(SOFR + 1.29%), 2.97%, 2/16/2028 (a) (b)	2,590,000	2,562,300
(SOFR + 1.06%), 4.65%, 7/14/2029 (a) (b)	990,000	990,892
5.13%, 7/29/2029 (a)	1,000,000	1,015,610
4.35%, 9/30/2030 (a)	1,725,000	1,699,478
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	200,000	213,826
Rocket Cos., Inc. 6.13%, 8/1/2030 (a)	220,000	223,370
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	77,000	76,378
3.63%, 3/1/2029 (a)	249,000	239,425
4.00%, 10/15/2033 (a)	5,000	4,488
Shift4 Payments LLC 6.75%, 8/15/2032 (a)	205,000	204,815
Street Capital Group, Inc. (Canada) 0.00%, 2/15/2030 ‡	873,826	873,826
		19,445,534
Food Products — 0.1%
Bunge Ltd. Finance Corp. 4.90%, 4/21/2027	570,000	573,282
Grupo Nutresa SA (Colombia) 8.00%, 5/12/2030 (c)	400,000	420,788
Lamb Weston Holdings, Inc. 4.13%, 1/31/2030 (a)	140,000	133,741
Post Holdings, Inc.
4.63%, 4/15/2030 (a)	191,000	185,807
6.25%, 2/15/2032 (a)	140,000	142,224
		1,455,842
Gas Utilities — 0.0% ^
AmeriGas Partners LP 9.38%, 6/1/2028 (a)	95,000	97,322
Superior Plus LP (Canada) 4.50%, 3/15/2029 (a)	70,000	67,815
		165,137
Ground Transportation — 0.1%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	124,000	124,032

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Ground Transportation — continued
4.75%, 4/1/2028 (a)	51,000	50,254
8.25%, 1/15/2030 (a)	205,000	211,437
First Student Bidco, Inc. 4.00%, 7/31/2029 (a)	109,000	105,430
Hertz Corp. (The)
4.63%, 12/1/2026 (a)	79,000	74,624
12.63%, 7/15/2029 (a)	120,000	109,300
Transnet (South Africa) 8.25%, 2/6/2028 (c)	400,000	416,000
XPO, Inc.
6.25%, 6/1/2028 (a)	20,000	20,250
7.13%, 6/1/2031 (a)	240,000	247,687
		1,359,014
Health Care Equipment & Supplies — 0.2%
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	250,000	247,151
Medline Borrower LP
3.88%, 4/1/2029 (a)	435,000	423,343
6.25%, 4/1/2029 (a)	40,000	41,054
5.25%, 10/1/2029 (a)	190,000	189,674
Zimmer Biomet Holdings, Inc. 5.05%, 2/19/2030	1,555,000	1,577,333
		2,478,555
Health Care Providers & Services — 0.7%
Acadia Healthcare Co., Inc. 5.50%, 7/1/2028 (a)	186,000	185,131
Accendra Health, Inc. 4.50%, 3/31/2029 (a)	152,000	119,802
Adapthealth LLC 4.63%, 8/1/2029 (a)	69,000	66,593
Cardinal Health, Inc. 4.50%, 9/15/2030	1,830,000	1,815,253
Community Health Systems, Inc. 4.75%, 2/15/2031 (a)	153,000	140,676
DaVita, Inc. 4.63%, 6/1/2030 (a)	333,000	323,571
Encompass Health Corp. 4.75%, 2/1/2030	291,000	286,304
HCA, Inc.
5.20%, 6/1/2028	520,000	526,844
5.25%, 3/1/2030	1,390,000	1,413,982
4.70%, 5/15/2031	3,580,000	3,547,058
Star Parent, Inc. 9.00%, 10/1/2030 (a)	175,000	183,717
Tenet Healthcare Corp.
5.13%, 11/1/2027	99,000	99,088
4.25%, 6/1/2029	1,008,000	982,687
		9,690,706
Health Care Technology — 0.1%
IQVIA, Inc.
5.00%, 5/15/2027 (a)	400,000	399,808
6.25%, 6/1/2032 (a)	280,000	286,048
		685,856
Hotel & Resort REITs — 0.1%
RHP Hotel Properties LP
4.50%, 2/15/2029 (a)	125,000	122,750
6.50%, 4/1/2032 (a)	605,000	620,342
		743,092

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — 0.4%
1011778 BC ULC (Canada) 3.88%, 1/15/2028 (a)	86,000	84,499
Acushnet Co. 5.63%, 12/1/2033 (a)	70,000	69,453
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	140,000	137,902
Caesars Entertainment, Inc. 6.50%, 2/15/2032 (a)	330,000	321,739
Carnival Corp. Ltd. 6.13%, 2/15/2033 (a)	615,000	622,865
Churchill Downs, Inc.
5.50%, 4/1/2027 (a)	145,000	144,938
6.75%, 5/1/2031 (a)	160,000	163,348
Darden Restaurants, Inc. 4.55%, 10/15/2029	515,000	513,095
Hilton Domestic Operating Co., Inc.
4.88%, 1/15/2030	147,000	145,402
4.00%, 5/1/2031 (a)	330,000	312,873
6.13%, 4/1/2032 (a)	155,000	158,031
5.88%, 3/15/2033 (a)	215,000	217,436
5.75%, 9/15/2033 (a)	85,000	85,753
MGM Resorts International
6.13%, 9/15/2029	165,000	167,443
6.50%, 4/15/2032	190,000	193,620
Royal Caribbean Cruises Ltd.
6.25%, 3/15/2032 (a)	75,000	76,606
6.00%, 2/1/2033 (a)	150,000	152,066
Six Flags Entertainment Corp.
5.25%, 7/15/2029	160,000	154,997
6.63%, 5/1/2032 (a)	340,000	347,436
Station Casinos LLC 4.50%, 2/15/2028 (a)	349,000	344,003
Vail Resorts, Inc. 6.50%, 5/15/2032 (a)	155,000	157,910
Viking Cruises Ltd. 5.88%, 10/15/2033 (a)	375,000	375,751
Wynn Resorts Finance LLC
5.13%, 10/1/2029 (a)	300,000	297,759
6.25%, 3/15/2033 (a)	185,000	185,656
		5,430,581
Household Durables — 0.1%
Lennar Corp. 5.20%, 7/30/2030	1,175,000	1,192,435
Newell Brands, Inc.
6.38%, 9/15/2027	140,000	141,284
6.63%, 9/15/2029	175,000	175,079
6.63%, 5/15/2032	115,000	111,877
Somnigroup International, Inc. 4.00%, 4/15/2029 (a)	295,000	283,554
		1,904,229
Household Products — 0.0% ^
Central Garden & Pet Co.
4.13%, 10/15/2030	119,000	112,573
4.13%, 4/30/2031 (a)	231,000	216,710
Energizer Holdings, Inc.
4.75%, 6/15/2028 (a)	186,000	183,784
4.38%, 3/31/2029 (a)	99,000	95,294
		608,361

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Independent Power and Renewable Electricity Producers — 0.0% ^
Saavi Energia SARL (Mexico) 8.88%, 2/10/2035 (a)	200,000	216,676
Termocandelaria Power SA (Colombia) 7.75%, 9/17/2031 (a)	200,000	205,330
		422,006
Insurance — 1.4%
Alliant Holdings Intermediate LLC 6.75%, 4/15/2028 (a)	180,000	181,624
CNO Global Funding
5.88%, 6/4/2027 (a)	1,145,000	1,160,006
4.38%, 9/8/2028 (a)	2,005,000	1,986,584
2.65%, 1/6/2029 (a)	1,500,000	1,424,265
Corebridge Global Funding
4.25%, 8/21/2028 (a)	1,370,000	1,359,976
5.90%, 9/19/2028 (a)	645,000	662,437
5.20%, 6/24/2029 (a)	1,000,000	1,012,907
4.55%, 1/9/2031 (a)	2,500,000	2,462,961
F&G Global Funding
5.88%, 6/10/2027 (a)	1,170,000	1,183,646
4.65%, 9/8/2028 (a)	1,995,000	1,972,176
HUB International Ltd. 7.25%, 6/15/2030 (a)	135,000	138,571
Jackson National Life Global Funding 4.70%, 6/5/2028 (a)	1,600,000	1,595,556
Lincoln Financial Global Funding 4.20%, 1/12/2029 (a)	2,045,000	2,018,453
Met Tower Global Funding 5.40%, 6/20/2026 (a)	1,000,000	1,000,570
Mutual of Omaha Cos. Global Funding 4.55%, 1/13/2031 (a)	2,990,000	2,950,483
		21,110,215
Interactive Media & Services — 0.0% ^
Snap, Inc. 6.88%, 3/1/2033 (a)	155,000	153,637
IT Services — 0.0% ^
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	120,000	120,203
Arches Buyer, Inc. 4.25%, 6/1/2028 (a)	109,000	105,904
		226,107
Machinery — 0.0% ^
Chart Industries, Inc.
7.50%, 1/1/2030 (a)	122,000	126,301
9.50%, 1/1/2031 (a)	50,000	52,557
Terex Corp. 5.00%, 5/15/2029 (a)	136,000	134,815
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	100,000	102,507
		416,180
Marine Transportation — 0.0% ^
MV24 Capital BV (Brazil) 6.75%, 6/1/2034 (a)	138,806	139,805
Yinson Bergenia Production BV (Brazil) 8.50%, 1/31/2045 (a)	197,340	211,154
		350,959
Media — 0.4%
Clear Channel Outdoor Holdings, Inc.
7.75%, 4/15/2028 (a)	36,000	36,077
7.50%, 6/1/2029 (a)	5,000	5,018
7.13%, 2/15/2031 (a)	225,000	232,580

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Media — continued
7.50%, 3/15/2033 (a)	120,000	125,907
CSC Holdings LLC 6.50%, 2/1/2029 (a)	400,000	235,051
DISH DBS Corp.
7.75%, 7/1/2026	76,000	75,620
5.25%, 12/1/2026 (a)	98,000	97,633
DISH Network Corp. 11.75%, 11/15/2027 (a)	314,000	323,539
Gray Media, Inc.
10.50%, 7/15/2029 (a)	143,000	151,383
5.38%, 11/15/2031 (a)	110,000	78,934
7.25%, 8/15/2033 (a)	185,000	183,377
iHeartCommunications, Inc.
9.13%, 5/1/2029 (a)	185,000	179,321
7.75%, 8/15/2030 (a)	208,550	191,505
Lamar Media Corp.
4.88%, 1/15/2029	160,000	158,737
5.38%, 11/1/2033 (a)	160,000	157,593
Nexstar Media, Inc.
4.75%, 11/1/2028 (a)	195,000	191,955
6.50%, 9/15/2033 (a)	355,000	357,829
7.25%, 4/15/2034 (a)	245,000	246,542
Outfront Media Capital LLC
4.25%, 1/15/2029 (a)	200,000	195,191
7.38%, 2/15/2031 (a)	85,000	88,648
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a)	36,000	33,358
Sinclair Television Group, Inc. 8.13%, 2/15/2033 (a)	110,000	113,025
Sirius XM Radio LLC
4.00%, 7/15/2028 (a)	555,000	540,655
5.50%, 7/1/2029 (a)	470,000	468,162
4.13%, 7/1/2030 (a)	95,000	89,556
5.88%, 4/15/2032 (a)	90,000	89,586
Stagwell Global LLC 5.63%, 8/15/2029 (a)	302,000	293,935
Univision Communications, Inc. 7.38%, 6/30/2030 (a)	150,000	149,364
		5,090,081
Metals & Mining — 0.0% ^
Big River Steel LLC 6.63%, 1/31/2029 (a)	41,000	40,989
Cleveland-Cliffs, Inc.
4.63%, 3/1/2029 (a)	118,000	114,356
6.88%, 11/1/2029 (a)	115,000	117,584
Commercial Metals Co. 5.75%, 11/15/2033 (a)	125,000	125,094
Novelis Corp. 4.75%, 1/30/2030 (a)	157,000	151,232
		549,255
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Arbor Realty SR, Inc. Series QIB, 9.00%, 10/15/2027 (a)	750,000	742,578
Starwood Property Trust, Inc. 7.25%, 4/1/2029 (a)	325,000	337,039
		1,079,617

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Multi-Utilities — 0.1%
DTE Energy Co. 5.10%, 3/1/2029	1,455,000	1,476,220
Oil, Gas & Consumable Fuels — 1.6%
Antero Midstream Partners LP
5.75%, 1/15/2028 (a)	165,000	165,048
5.38%, 6/15/2029 (a)	161,000	160,890
Blue Racer Midstream LLC 7.00%, 7/15/2029 (a)	190,000	195,395
Buckeye Partners LP
4.13%, 12/1/2027	240,000	236,582
6.88%, 7/1/2029 (a)	105,000	108,250
Cheniere Energy Partners LP 4.00%, 3/1/2031	2,490,000	2,402,019
Chord Energy Corp. 6.75%, 3/15/2033 (a)	85,000	87,270
CNX Resources Corp. 5.88%, 3/1/2034 (a)	125,000	123,049
Columbia Pipelines Holding Co. LLC 5.10%, 10/1/2031 (a)	3,320,000	3,338,977
Comstock Resources, Inc. 6.75%, 3/1/2029 (a)	302,000	296,727
Crescent Energy Finance LLC
9.75%, 10/15/2030 (a)	100,000	106,558
7.88%, 4/15/2032 (a)	145,000	148,618
DT Midstream, Inc. 4.13%, 6/15/2029 (a)	170,000	166,727
Ecopetrol SA (Colombia)
6.88%, 4/29/2030	200,000	200,830
8.88%, 1/13/2033	100,000	105,650
Enbridge, Inc. (Canada) 4.20%, 11/20/2028	3,000,000	2,979,670
FS Luxembourg SARL (Brazil) 8.88%, 2/12/2031 (a)	200,000	206,000
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (a)	90,000	92,342
Hess Midstream Operations LP 5.88%, 3/1/2028 (a)	275,000	277,756
Hilcorp Energy I LP 5.75%, 2/1/2029 (a)	292,000	291,352
Howard Midstream Energy Partners LLC 7.38%, 7/15/2032 (a)	110,000	113,703
Kinder Morgan, Inc. 5.15%, 6/1/2030	420,000	428,920
Kinetik Holdings LP 5.88%, 6/15/2030 (a)	255,000	256,277
Matador Resources Co.
6.50%, 4/15/2032 (a)	175,000	177,335
6.00%, 4/15/2034 (a)	135,000	133,389
MPLX LP 4.80%, 2/15/2031	2,425,000	2,423,483
NGL Energy Operating LLC 8.13%, 2/15/2029 (a)	180,000	187,029
NuStar Logistics LP
5.63%, 4/28/2027	115,000	115,350
6.38%, 10/1/2030	200,000	207,660
Permian Resources Operating LLC 7.00%, 1/15/2032 (a)	335,000	349,314
Peru LNG Srl (Peru) 5.38%, 3/22/2030 (c)	266,720	258,718
Petroleos Mexicanos (Mexico)
8.75%, 6/2/2029	200,000	215,050
6.84%, 1/23/2030	900,000	925,200
6.70%, 2/16/2032	1,850,000	1,862,950
10.00%, 2/7/2033	1,250,000	1,468,125
Range Resources Corp. 4.75%, 2/15/2030 (a)	49,000	47,952
Rockies Express Pipeline LLC 4.95%, 7/15/2029 (a)	180,000	178,356
SM Energy Co.
6.63%, 1/15/2027	84,000	84,107

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
6.50%, 7/15/2028	180,000	180,251
8.75%, 7/1/2031 (a)	295,000	308,815
Sonangol Finance Ltd. (Angola) 10.00%, 1/29/2031 (a)	210,000	216,336
Sunoco LP
5.88%, 3/15/2028	274,000	274,656
5.63%, 3/15/2031 (a)	205,000	205,258
7.25%, 5/1/2032 (a)	125,000	130,611
Tallgrass Energy Partners LP 6.00%, 12/31/2030 (a)	482,000	484,980
Uzbekneftegaz JSC (Uzbekistan) 4.75%, 11/16/2028 (c)	200,000	194,500
Venture Global Calcasieu Pass LLC 3.88%, 8/15/2029 (a)	280,000	268,268
Venture Global LNG, Inc.
8.13%, 6/1/2028 (a)	185,000	189,112
9.50%, 2/1/2029 (a)	120,000	130,649
8.38%, 6/1/2031 (a)	80,000	83,247
Venture Global Plaquemines LNG LLC
6.50%, 1/15/2034 (a)	245,000	256,149
7.75%, 5/1/2035 (a)	85,000	95,401
		24,140,861
Passenger Airlines — 0.1%
American Airlines, Inc. 5.75%, 4/20/2029 (a)	946,750	945,699
JetBlue Airways Corp. 9.88%, 9/20/2031 (a)	205,000	188,568
United Airlines, Inc. 4.63%, 4/15/2029 (a)	110,000	108,496
VistaJet Malta Finance plc (Switzerland) 9.50%, 6/1/2028 (a)	240,000	238,932
		1,481,695
Personal Care Products — 0.0% ^
Edgewell Personal Care Co. 5.50%, 6/1/2028 (a)	273,000	272,033
Prestige Brands, Inc. 5.13%, 1/15/2028 (a)	104,000	103,630
		375,663
Pharmaceuticals — 0.0% ^
Bausch Health Cos., Inc. (Canada) 4.88%, 6/1/2028 (a)	267,000	246,890
Real Estate Management & Development — 0.0% ^
Anywhere Real Estate Group LLC 5.75%, 1/15/2029 (a)	284,000	280,241
Residential REITs — 0.1%
American Homes 4 Rent LP 4.95%, 6/15/2030	1,140,000	1,145,116
Semiconductors & Semiconductor Equipment — 0.5%
Amkor Technology, Inc. 5.88%, 10/1/2033 (a)	170,000	170,780
ams-OSRAM AG (Austria) 12.25%, 3/30/2029 (a)	200,000	212,250
Broadcom, Inc. 4.60%, 7/15/2030	1,615,000	1,616,142
Entegris, Inc. 5.95%, 6/15/2030 (a)	500,000	505,160
Foundry JV Holdco LLC 5.90%, 1/25/2030 (a)	1,690,000	1,749,308
Kioxia Holdings Corp. (Japan) 6.25%, 7/24/2030 (a)	200,000	205,918
Marvell Technology, Inc.
5.75%, 2/15/2029	670,000	689,324
4.75%, 7/15/2030	310,000	310,976
NXP BV (Netherlands) 4.30%, 8/19/2028	1,860,000	1,852,752

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — continued
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	125,000	121,957
Qnity Electronics, Inc. 5.75%, 8/15/2032 (a)	260,000	261,693
Synaptics, Inc. 4.00%, 6/15/2029 (a)	110,000	105,383
		7,801,643
Software — 0.6%
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a)	130,000	125,313
Elastic NV 4.13%, 7/15/2029 (a)	100,000	95,753
Fair Isaac Corp. 4.00%, 6/15/2028 (a)	100,000	97,898
NCR Voyix Corp.
5.00%, 10/1/2028 (a)	222,000	218,199
5.13%, 4/15/2029 (a)	14,000	13,707
Oracle Corp. 4.95%, 2/4/2031	4,360,000	4,287,388
RingCentral, Inc. 8.50%, 8/15/2030 (a)	125,000	131,072
Roper Technologies, Inc. 4.45%, 9/15/2030	3,510,000	3,458,827
SS&C Technologies, Inc.
5.50%, 9/30/2027 (a)	295,000	295,023
6.50%, 6/1/2032 (a)	180,000	181,603
		8,904,783
Specialized REITs — 0.0% ^
Iron Mountain, Inc.
4.88%, 9/15/2027 (a)	167,000	166,402
4.88%, 9/15/2029 (a)	155,000	152,295
5.25%, 7/15/2030 (a)	75,000	74,189
Millrose Properties, Inc. 6.38%, 8/1/2030 (a)	60,000	60,826
		453,712
Specialty Retail — 0.1%
Asbury Automotive Group, Inc. 4.50%, 3/1/2028	124,000	123,137
Bath & Body Works, Inc.
7.50%, 6/15/2029	86,000	87,292
6.63%, 10/1/2030 (a)	210,000	213,708
6.75%, 7/1/2036	23,000	22,696
Escrow Rite Aid 0.00%, 12/31/2049 ‡ (f)	6,532	—
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	180,000	168,505
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	104,000	101,177
Lithia Motors, Inc.
4.63%, 12/15/2027 (a)	61,000	60,694
4.38%, 1/15/2031 (a)	146,000	138,366
Penske Automotive Group, Inc. 3.75%, 6/15/2029	64,000	61,339
Petco Health & Wellness Co., Inc. 8.25%, 2/1/2031 (a)	90,000	90,152
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a)	344,000	337,194
Staples, Inc.
10.75%, 9/1/2029 (a)	70,000	66,597
12.75%, 1/15/2030 (a)	74,684	57,166
		1,528,023
Technology Hardware, Storage & Peripherals — 0.0% ^
Diebold Nixdorf, Inc. 7.75%, 3/31/2030 (a)	75,000	78,463

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Technology Hardware, Storage & Peripherals — continued
Seagate Data Storage Technology Pte. Ltd.
8.25%, 12/15/2029 (a)	48,000	50,022
8.50%, 7/15/2031 (a)	186,000	194,481
9.63%, 12/1/2032 (a)	74,000	82,197
		405,163
Trading Companies & Distributors — 0.1%
Herc Holdings, Inc. 7.25%, 6/15/2033 (a)	170,000	177,333
QXO Building Products, Inc. 6.75%, 4/30/2032 (a)	100,000	101,896
United Rentals North America, Inc.
3.75%, 1/15/2032	280,000	258,968
5.38%, 11/15/2033 (a)	165,000	162,936
6.13%, 3/15/2034 (a)	215,000	220,651
WESCO Distribution, Inc.
6.38%, 3/15/2029 (a)	420,000	429,418
6.63%, 3/15/2032 (a)	210,000	216,624
		1,567,826
Wireless Telecommunication Services — 0.2%
Connect Finco SARL (United Kingdom) 9.00%, 9/15/2029 (a)	200,000	211,184
Digicel International Finance Ltd. (Jamaica) 8.63%, 8/1/2032 (a)	400,000	414,960
T-Mobile USA, Inc.
3.38%, 4/15/2029	600,000	582,304
3.88%, 4/15/2030	1,635,000	1,591,007
		2,799,455
Total Corporate Bonds (Cost $436,327,875)		436,127,241
Asset-Backed Securities — 21.7%
Accelerated LLC Series 2021-1H, Class B, 1.90%, 10/20/2040 (a)	308,873	288,192
ACHD Trust Series 2025-DS1, Class A, 5.98%, 1/9/2034 (a)	171,675	171,918
ACHM Trust Series 2025-HE3, Class A, 5.20%, 11/25/2055 (a) (e)	1,223,465	1,209,770
Affirm Asset Securitization Trust Series 2025-X2, Class B, 4.56%, 10/15/2030 (a)	2,100,000	2,101,796
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (a)	263,000	261,620
Ally Bank Auto Credit-Linked Notes Series 2025-A, Class C, 4.84%, 6/15/2033 (a)	1,015,720	1,016,960
American Credit Acceptance Receivables Trust
Series 2023-1, Class D, 6.35%, 4/12/2029 (a)	263,410	265,322
Series 2023-2, Class E, 9.79%, 2/12/2030 (a)	1,000,000	1,030,872
Series 2024-1, Class D, 5.86%, 5/13/2030 (a)	700,000	707,798
Series 2024-4, Class D, 5.34%, 8/12/2031 (a)	668,000	672,664
Series 2025-2, Class D, 5.50%, 8/12/2031 (a)	965,000	976,829
Series 2024-2, Class E, 7.87%, 11/12/2031 (a)	1,000,000	1,036,324
Series 2024-3, Class E, 7.92%, 3/12/2032 (a)	1,800,000	1,877,177
Series 2025-1, Class E, 7.39%, 12/13/2032 (a)	1,640,000	1,700,536
Series 2026-1, Class C, 4.55%, 1/12/2033 (a)	2,089,000	2,077,455
Series 2026-1, Class D, 5.10%, 1/12/2033 (a)	1,652,000	1,641,035
Series 2025-2, Class E, 7.66%, 2/14/2033 (a)	1,110,000	1,158,076
AMSR Trust
Series 2022-SFR3, Class F, 4.00%, 10/17/2039 (a)	800,000	769,504

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2023-SFR2, Class B, 3.95%, 6/17/2040 (a)	1,500,000	1,462,523
Series 2025-SFR2, Class A, 4.28%, 11/17/2042 (a)	940,000	912,355
Series 2025-SFR2, Class B, 4.28%, 11/17/2042 (a)	1,549,000	1,484,463
Series 2025-SFR2, Class D, 4.28%, 11/17/2042 (a)	447,000	421,978
Series 2026-SFR1, Class A, 3.78%, 4/17/2043 (a)	2,820,000	2,661,084
Ansley Park Capital LLC
Series 2025-A, Class A2, 4.43%, 4/20/2035 (a)	1,708,114	1,700,874
Series 2025-A, Class D, 5.33%, 4/20/2035 (a)	525,000	517,215
Aqua Finance Trust Series 2021-A, Class B, 2.40%, 7/17/2046 (a)	279,333	258,695
Avis Budget Rental Car Funding AESOP LLC
Series 2023-6A, Class C, 7.03%, 12/20/2029 (a)	400,000	412,390
Series 2024-3A, Class B, 5.58%, 12/20/2030 (a)	500,000	505,298
Bain Capital Credit CLO (Cayman Islands) Series 2019-2A, Class BR3, 5.13%, 10/17/2032 (a) (e)	1,750,000	1,752,760
Bayview Opportunity Master Fund Trust Series 2024-SN1, Class D, 6.36%, 7/16/2029 (a)	1,000,000	1,015,137
BOF Funding Trust Series 2023-CAR3, Class C, 4.50%, 7/26/2032 (a)	100,025	99,868
BRAVO Residential Funding Trust Series 2026-CES1, Class A1A, 5.25%, 4/25/2056 (a) (g)	1,931,000	1,928,043
Bridge Trust Series 2025-SFR1, Class C, 4.20%, 9/17/2042 (a)	862,652	804,423
Bridgecrest Lending Auto Securitization Trust
Series 2024-3, Class B, 5.37%, 10/16/2028	1,432,555	1,435,237
Series 2024-1, Class C, 5.65%, 4/16/2029	1,500,000	1,507,760
Series 2024-3, Class C, 5.70%, 7/16/2029	1,009,000	1,016,681
Series 2024-4, Class C, 4.83%, 8/15/2030	1,610,000	1,615,320
Series 2025-1, Class D, 5.64%, 11/15/2030	1,312,000	1,325,413
Series 2024-2, Class E, 8.21%, 1/15/2031 (a)	800,000	825,697
Series 2025-2, Class D, 5.62%, 3/17/2031	1,000,000	1,011,959
Series 2024-4, Class E, 7.47%, 8/15/2031 (a)	950,000	971,432
Series 2026-1, Class C, 4.44%, 11/17/2031	1,139,000	1,126,746
Series 2026-1, Class D, 4.99%, 11/17/2031	1,569,000	1,555,937
Series 2026-2, Class D, 5.19%, 2/17/2032	1,571,000	1,564,245
Series 2025-4, Class E, 7.18%, 11/15/2032 (a)	2,000,000	2,029,683
Business Jet Securities LLC
Series 2022-1A, Class A, 4.46%, 6/15/2037 ‡ (a)	239,191	236,478
Series 2024-1A, Class B, 6.92%, 5/15/2039 ‡ (a)	555,462	564,268
BXG Receivables Note Trust Series 2022-A, Class B, 4.61%, 9/28/2037 (a)	701,320	696,452
Carlyle US CLO Ltd. (Cayman Islands) Series 2021-9A, Class BR, 5.28%, 10/20/2034 (a) (e)	2,000,000	2,001,342
CarVal CLO Ltd. (Cayman Islands) Series 2019-1A, Class BR2, 5.23%, 4/20/2032 (a) (e)	1,139,000	1,141,166
Carvana Auto Receivables Trust
Series 2024-P2, Class A3, 5.33%, 7/10/2029	555,789	559,088
Series 2023-N3, Class C, 6.55%, 12/10/2029 (a)	1,600,000	1,612,980
Series 2023-N4, Class B, 6.46%, 2/11/2030 (a)	943,101	949,024
Series 2024-N1, Class C, 5.80%, 5/10/2030 (a)	1,250,000	1,265,109
Series 2024-P1, Class C, 5.57%, 7/10/2030 (a)	444,000	453,007
Cherry Securitization Trust Series 2024-1A, Class A, 5.70%, 4/15/2032 (a)	808,000	810,522
Columbia Cent CLO Ltd. (Cayman Islands) Series 2021-31A, Class BR, 5.28%, 4/20/2034 (a) (e)	850,000	849,848
Consumer Portfolio Services Auto Trust
Series 2025-B, Class D, 5.56%, 7/15/2031 (a)	2,000,000	2,018,573
Series 2025-D, Class C, 4.85%, 2/17/2032 (a)	667,000	666,262
CPS Auto Receivables Trust
Series 2022-A, Class D, 2.84%, 4/16/2029 (a)	132,000	131,815

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2023-A, Class D, 6.44%, 4/16/2029 (a)	693,069	702,084
Series 2023-C, Class C, 6.27%, 10/15/2029 (a)	430,664	433,258
Series 2022-C, Class D, 6.45%, 4/15/2030 (a)	136,126	137,050
Series 2024-C, Class C, 5.76%, 10/15/2030 (a)	896,000	903,773
Series 2024-D, Class D, 5.14%, 1/15/2031 (a)	2,897,000	2,908,022
Credit Acceptance Auto Loan Trust
Series 2023-5A, Class C, 7.30%, 4/17/2034 (a)	350,000	358,330
Series 2024-1A, Class C, 6.71%, 7/17/2034 (a)	600,000	609,692
Series 2024-2A, Class B, 6.11%, 8/15/2034 (a)	500,000	508,483
Series 2024-2A, Class C, 6.70%, 10/16/2034 (a)	500,000	514,018
Series 2025-1A, Class C, 5.71%, 7/16/2035 (a)	1,357,000	1,366,403
Series 2025-2A, Class B, 4.87%, 1/15/2036 (a)	1,250,000	1,244,336
Series 2025-2A, Class C, 5.38%, 3/17/2036 (a)	1,130,000	1,130,541
Series 2026-1A, Class C, 5.28%, 8/15/2036 (a)	972,000	965,741
Dec
6.02%, 3/13/2030 ‡ (a)	1,000,000	1,000,000
6.91%, 1/15/2031 ‡ (a)	1,000,000	1,000,000
Dext ABS LLC Series 2025-1, Class B, 4.98%, 8/15/2035 (a)	1,680,000	1,689,151
Drive Auto Receivables Trust
Series 2025-2, Class C, 4.39%, 9/15/2032	1,170,000	1,161,842
Series 2025-2, Class D, 4.90%, 12/15/2032	1,090,000	1,082,430
DT Auto Owner Trust
Series 2023-1A, Class D, 6.44%, 11/15/2028 (a)	301,328	304,266
Series 2022-1A, Class E, 5.53%, 3/15/2029 (a)	1,500,000	1,499,864
Series 2023-3A, Class C, 6.40%, 5/15/2029 (a)	1,101,106	1,108,070
Series 2023-2A, Class E, 11.06%, 4/15/2030 (a)	500,000	524,440
Series 2023-3A, Class E, 10.21%, 5/15/2030 (a)	500,000	526,945
EFMT Series 2025-CES1, Class A1A, 5.73%, 1/25/2060 (a) (g)	1,957,064	1,969,104
EJ Hugoton
Series 2026-1 B, 10.29%, 10/10/2041 ‡	1,000,000	1,000,000
Series 2026-1 B, 14.50%, 10/10/2041 ‡	1,000,000	1,000,000
Series 2026-1 B, 14.10%, 12/15/2041 ‡	1,567,000	1,567,000
Elara Hgv Timeshare Issuer LLC Series 2025-A, Class A, 4.54%, 1/25/2040 (a)	1,734,609	1,719,116
Elara HGV Timeshare Issuer LLC
Series 2023-A, Class A, 6.16%, 2/25/2038 (a)	231,695	237,275
Series 2023-A, Class C, 7.30%, 2/25/2038 (a)	384,733	393,973
Exeter Automobile Receivables Trust
Series 2021-4A, Class D, 1.96%, 1/17/2028	287	287
Series 2022-5A, Class D, 7.40%, 2/15/2029	323,886	328,009
Series 2022-6A, Class D, 8.03%, 4/6/2029	490,651	498,180
Series 2023-4A, Class D, 6.95%, 12/17/2029	800,000	815,005
Series 2023-5A, Class D, 7.13%, 2/15/2030	700,000	720,045
Series 2025-4A, Class C, 4.57%, 6/16/2031	325,000	323,831
Series 2025-2A, Class D, 5.89%, 7/15/2031	6,320,000	6,441,338
Series 2025-3A, Class D, 5.57%, 10/15/2031	1,500,000	1,512,891
Series 2025-4A, Class D, 5.23%, 1/15/2032	3,615,000	3,614,534
Series 2025-5A, Class C, 4.68%, 3/15/2032	1,070,000	1,065,984
Series 2025-5A, Class D, 5.16%, 3/15/2032	825,000	825,218
Series 2026-1A, Class C, 4.40%, 5/17/2032	1,620,000	1,598,118

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2026-1A, Class D, 5.00%, 5/17/2032	2,056,000	2,034,569
Series 2026-2A, Class C, 4.91%, 8/16/2032	1,307,000	1,303,077
Exeter Select Automobile Receivables Trust Series 2025-3, Class C, 5.00%, 3/15/2032	1,000,000	1,000,777
FHF Trust Series 2023-1A, Class A2, 6.57%, 6/15/2028 (a)	15,800	15,837
FIGRE Trust Series 2025-HE6, Class A, 5.04%, 9/25/2055 (a) (e)	787,646	779,894
FirstKey Homes Trust
Series 2022-SFR3, Class E2, 3.50%, 7/17/2038 (a)	1,500,000	1,493,841
Series 2021-SFR1, Class F2, 3.45%, 8/17/2038 (a)	500,000	497,120
Series 2021-SFR3, Class E1, 2.99%, 12/17/2038 (a)	500,000	492,976
Series 2022-SFR1, Class F1, PO, 5/19/2039 ‡ (a)	700,000	658,571
Series 2022-SFR1, Class F2, PO, 5/19/2039 ‡ (a)	350,000	329,132
Foundation Finance Trust
Series 2021-1A, Class A, 1.27%, 5/15/2041 (a)	33,962	32,417
Series 2023-1A, Class B, 6.27%, 12/15/2043 (a)	745,728	761,025
Series 2025-3A, Class A, 4.56%, 8/15/2052 (a)	1,782,680	1,762,404
FRTKL
Series 2021-SFR1, Class B, 1.72%, 9/17/2038 (a)	650,000	643,284
Series 2021-SFR1, Class D, 2.17%, 9/17/2038 (a)	238,000	235,499
GLS Auto Receivables Issuer Trust
Series 2022-1A, Class D, 3.97%, 1/18/2028 (a)	157,109	157,061
Series 2022-1A, Class E, 5.64%, 5/15/2029 (a)	2,000,000	2,009,226
Series 2023-3A, Class C, 6.01%, 5/15/2029 (a)	561,352	563,726
Series 2025-4A, Class B, 4.53%, 4/15/2030 (a)	1,190,000	1,188,882
Series 2025-2A, Class D, 5.59%, 1/15/2031 (a)	1,700,000	1,718,027
Series 2025-3A, Class D, 5.16%, 6/16/2031 (a)	1,608,000	1,603,441
Series 2025-4A, Class C, 4.74%, 8/15/2031 (a)	935,000	929,365
GLS Auto Select Receivables Trust
Series 2023-1A, Class A3, 5.96%, 10/16/2028 (a)	303,208	304,684
Series 2023-1A, Class B, 6.09%, 3/15/2029 (a)	722,000	731,386
Series 2024-3A, Class C, 5.92%, 8/15/2030 (a)	4,250,000	4,347,492
Series 2025-1A, Class B, 5.04%, 2/15/2031 (a)	1,500,000	1,510,478
GoldenTree Loan Management US CLO Ltd. (Cayman Islands) Series 2020-8A, Class BRR, 5.23%, 10/20/2034 (a) (e)	1,750,000	1,750,352
Goldman Home Improvement Trust Issuer Trust Series 2021-GRN2, Class A, 1.15%, 6/25/2051 (a)	201,833	198,628
GoodLeap Home Improvement Solutions Trust Series 2025-3A, Class A, 5.00%, 10/20/2049 (a)	1,766,069	1,747,666
GreenSky Home Improvement Issuer Trust Series 2025-3A, Class A2, 4.59%, 12/27/2060 (a)	2,115,000	2,102,504
Grit Parent, Inc. 10.00%, 3/27/2030 ‡	1,300,000	1,287,000
GS Mortgage-Backed Securities Trust
Series 2025-CES1, Class A1A, 5.57%, 5/25/2055 (a) (g)	506,344	508,417
Series 2026-CES1, Class A1, 4.90%, 5/25/2056 (a) (g)	2,269,578	2,250,321
Series 2026-CES3, Class A1A, 5.36%, 9/25/2056 (a) (g)	1,886,000	1,885,987
Series 2025-SL1, Class A1, 5.85%, 11/25/2067 (a) (e)	1,462,803	1,470,587
Hilton Grand Vacations Trust
Series 2023-1A, Class A, 5.72%, 1/25/2038 (a)	313,467	317,467
Series 2024-2A, Class C, 5.99%, 3/25/2038 (a)	481,846	489,771
Series 2024-3A, Class C, 5.71%, 8/27/2040 (a)	762,989	763,991
Series 2025-2A, Class B, 4.73%, 5/25/2044 (a)	296,314	292,988
Series 2025-2A, Class C, 5.12%, 5/25/2044 (a)	96,552	95,589
Series 2025-3EXT, Class A, 4.56%, 10/25/2044 (a)	1,104,067	1,093,900
Series 2025-3EXT, Class B, 4.90%, 10/25/2044 (a)	1,170,328	1,161,535

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2025-3EXT, Class C, 5.39%, 10/25/2044 (a)	987,283	982,767
Home Partners of America Trust
Series 2021-3, Class D, 3.00%, 1/17/2041 (a)	894,918	836,953
Series 2021-3, Class E1, 3.20%, 1/17/2041 (a)	447,459	417,565
Huntington Bank Auto Credit-Linked Notes
Series 2024-2, Class B1, 5.44%, 10/20/2032 (a)	217,764	219,308
Series 2025-2, Class B1, 4.84%, 9/20/2033 (a)	1,860,152	1,859,133
Identity Digital Capital LLC 6.79%, 3/20/2065 ‡	1,000,000	996,000
Invitation Homes Trust Series 2024-SFR1, Class B, 4.00%, 9/17/2041 (a)	2,000,000	1,923,558
Ista Jet Seri 6.97%, 4/5/2032 ‡ (a)	987,500	987,500
JBHP 10.28%, 4/14/2041 ‡	1,167,000	1,167,000
KKR Static CLO Ltd. (Cayman Islands) Series 2022-1A, Class BR2, 5.13%, 7/20/2031 (a) (e)	1,151,563	1,151,516
LCM Ltd. (Cayman Islands) Series 36A, Class BR, 5.17%, 1/15/2034 (a) (e)	779,167	780,310
Lending Funding Trust Series 2020-2A, Class A, 2.32%, 4/21/2031 (a)	653,029	647,173
Lendmark Funding Trust
Series 2021-1A, Class A, 1.90%, 11/20/2031 (a)	3,650,610	3,584,474
Series 2025-2A, Class B, 4.98%, 10/20/2034 (a)	3,000,000	2,990,524
Series 2025-3A, Class A, 4.51%, 5/21/2035 (a)	700,000	690,298
Series 2025-3A, Class C, 5.04%, 5/21/2035 (a)	385,000	376,281
Liberty 7.25%, 5/14/2031 ‡	2,000,000	2,001,661
Madison Park Funding Ltd. (Cayman Islands)
Series 2020-46A, Class B1RR, 5.17%, 10/15/2034 (a) (e)	2,475,000	2,477,369
Series 2021-49A, Class B1R, 5.13%, 10/19/2034 (a) (e)	1,000,000	999,840
Mariner Finance Issuance Trust
Series 2021-AA, Class A, 1.86%, 3/20/2036 (a)	139,973	138,264
Series 2021-BA, Class A, 2.10%, 11/20/2036 (a)	1,500,000	1,469,847
Series 2025-AA, Class A, 4.98%, 5/20/2038 (a)	1,224,000	1,229,166
Series 2024-BA, Class B, 5.33%, 11/20/2038 (a)	250,000	251,730
Series 2024-BA, Class C, 5.73%, 11/20/2038 (a)	244,000	245,414
Series 2025-BA, Class C, 5.19%, 11/22/2038 (a)	1,250,000	1,241,184
Series 2026-AA, Class A, 5.01%, 5/20/2039 (a)	2,438,000	2,444,787
Merchants Fleet Funding LLC
Series 2023-1A, Class A, 7.21%, 5/20/2036 (a)	59,127	59,442
Series 2024-1A, Class B, 5.95%, 4/20/2037 (a)	1,000,000	1,008,111
Series 2025-1A, Class A, 4.49%, 1/20/2039 (a)	2,167,000	2,168,677
Mercury Financial Credit Card Master Trust Series 2026-1A, Class A, 5.34%, 2/20/2032 (a)	3,020,000	3,017,319
MVW LLC
Series 2021-2A, Class C, 2.23%, 5/20/2039 (a)	340,950	324,145
Series 2022-1A, Class C, 5.23%, 11/21/2039 (a)	335,039	332,854
Series 2023-2A, Class C, 7.06%, 11/20/2040 (a)	238,795	244,542
Series 2021-1WA, Class A, 1.14%, 1/22/2041 (a)	32,747	31,853
Series 2021-1WA, Class B, 1.44%, 1/22/2041 (a)	14,054	13,648
Series 2024-1A, Class B, 5.51%, 2/20/2043 (a)	624,534	631,691
Series 2025-2A, Class A, 4.48%, 10/20/2044 (a)	880,655	873,570
Series 2025-2A, Class C, 4.97%, 10/20/2044 (a)	1,226,782	1,197,741
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands) Series 2021-42A, Class BR, 5.08%, 7/16/2036 (a) (e)	1,750,000	1,750,877
New Residential Mortgage Loan Trust
Series 2022-SFR1, Class B, 2.85%, 2/17/2039 (a)	650,000	639,307
Series 2022-SFR1, Class E1, 3.55%, 2/17/2039 (a)	520,000	510,501

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Nexus Nova 6.50%, 11/8/2028 ‡	1,000,000	1,000,030
NMABS Issuer LLC Series 2025-1A, Class A, 5.14%, 11/22/2055 (a)	1,251,434	1,217,321
NRM FNT1 Excess LLC Series 2024-FNT1, Class A, 7.40%, 11/25/2031 (a) (g)	870,642	872,000
Octane Receivables Trust Series 2023-1A, Class D, 7.76%, 3/20/2030 (a)	500,000	515,139
OnDeck Asset Securitization Trust LLC Series 2024-2A, Class A, 4.98%, 10/17/2031 (a)	1,500,000	1,497,295
OneMain Direct Auto Receivables Trust Series 2026-1A, Class D, 5.30%, 10/14/2036 (a)	1,160,000	1,146,722
Oportun Funding Trust Series 2024-3, Class B, 5.48%, 8/15/2029 (a)	618,693	618,939
Oportun Issuance Trust
Series 2021-B, Class A, 1.47%, 5/8/2031 (a)	323,806	318,912
Series 2021-B, Class B, 1.96%, 5/8/2031 (a)	64,761	63,852
Series 2025-D, Class C, 5.80%, 2/8/2033 (a)	768,000	768,191
Series 2025-C, Class B, 4.93%, 7/8/2033 (a)	1,250,000	1,245,526
Series 2025-C, Class C, 5.18%, 7/8/2033 (a)	750,000	744,289
Series 2026-A, Class C, 5.45%, 1/9/2034 (a)	933,000	930,488
PFP Ltd. (Cayman Islands) Series 2026-14, Class A, 4.97%, 12/18/2043 (a) (e) (h)	1,390,000	1,390,000
PowerPay Issuance Trust Series 2024-1A, Class A, 6.53%, 2/18/2039 (a)	421,867	428,503
PRET Trust Series 2026-RN1, Class A1, 5.92%, 6/25/2066 (a) (g) (h)	2,264,000	2,263,997
Progress Residential Trust
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (a)	350,000	346,284
Series 2022-SFR3, Class D, 4.45%, 4/17/2039 (a)	562,000	556,936
Series 2022-SFR1, Class D, 3.65%, 2/17/2041 (a)	1,000,000	957,735
Series 2024-SFR1, Class D, 3.75%, 2/17/2041 (a)	1,125,000	1,074,364
Series 2024-SFR2, Class B, 3.40%, 4/17/2041 (a) (e)	1,697,000	1,611,304
Series 2025-SFR1, Class D, 3.65%, 2/17/2042 (a)	1,500,000	1,399,892
Series 2025-SFR2, Class C, 3.56%, 4/17/2042 (a)	1,239,242	1,154,220
Series 2025-SFR2, Class D, 3.56%, 4/17/2042 (a)	1,987,557	1,841,423
Series 2025-SFR6, Class B, 4.00%, 12/17/2042 (a)	1,950,000	1,839,804
Series 2025-SFR6, Class D, 4.00%, 12/17/2042 (a)	1,563,000	1,448,074
Series 2026-SFR1, Class B, 4.00%, 2/17/2043 (a)	2,355,000	2,221,701
Series 2026-SFR1, Class D, 4.00%, 2/17/2043 (a)	750,000	694,944
Purewest ABS Issuer LLC Series 2025-1, Class A2, 6.53%, 4/5/2040 ‡ (a)	987,601	983,750
RCKT Mortgage Trust
Series 2024-CES7, Class A1A, 5.16%, 10/25/2044 (a) (g)	2,225,637	2,223,340
Series 2025-CES12, Class A1A, 5.03%, 11/25/2055 (a) (g)	1,117,820	1,112,562
Series 2026-CES2, Class A1A, 4.76%, 2/25/2056 (a) (g)	3,848,437	3,807,892
Series 2026-CES4, Class A1A, 5.12%, 4/25/2056 (a) (g)	1,512,436	1,508,021
RCKTL Series 2025-2A, Class B, 4.60%, 11/27/2034 (a)	2,000,000	1,994,924
Reach ABS Trust
Series 2026-1A, Class B, 4.37%, 2/15/2033 (a)	1,771,000	1,762,579
Series 2026-1A, Class C, 4.80%, 2/15/2033 (a)	1,400,000	1,384,810
Series 2026-2A, Class C, 5.35%, 2/15/2035 (a)	1,150,000	1,151,743
Regional Management Issuance Trust Series 2024-1, Class A, 5.83%, 7/15/2036 (a)	1,500,000	1,517,025
Republic Finance Issuance Trust
Series 2024-A, Class A, 5.91%, 8/20/2032 (a)	1,304,000	1,308,060
Series 2025-A, Class A, 4.59%, 11/20/2034 (a)	2,540,000	2,523,307
Series 2024-B, Class A, 5.42%, 11/20/2037 (a)	1,513,000	1,522,061
Research-Driven Pagaya Motor Asset Trust
Series 2026-2A, Class A2, 4.84%, 2/26/2035 (a)	2,500,000	2,501,753
Series 2026-2A, Class A3, 5.38%, 2/26/2035 (a)	1,199,000	1,200,854

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Santander Bank Auto Credit-Linked Notes
Series 2024-A, Class C, 5.82%, 6/15/2032 (a)	506,750	511,430
Series 2024-B, Class C, 5.14%, 1/18/2033 (a)	1,067,527	1,072,136
Santander Drive Auto Receivables Trust
Series 2022-4, Class C, 5.00%, 11/15/2029	761,541	763,728
Series 2022-6, Class D, 5.69%, 2/18/2031	500,000	503,228
Series 2023-6, Class C, 6.40%, 3/17/2031	928,000	952,640
Series 2025-2, Class D, 5.47%, 5/15/2031	1,500,000	1,515,907
Series 2024-4, Class D, 5.32%, 12/15/2031	675,000	679,429
Series 2023-4, Class C, 6.04%, 12/15/2031	2,000,000	2,038,204
Series 2025-4, Class B, 4.27%, 1/15/2032	760,000	756,892
Series 2025-4, Class D, 4.95%, 1/15/2032	2,720,000	2,704,461
Series 2024-5, Class D, 5.14%, 2/17/2032	2,016,000	2,023,459
Series 2026-1, Class D, 4.75%, 4/15/2032	656,000	646,509
SBNA Auto Receivables Trust Series 2024-A, Class D, 6.04%, 4/15/2030 (a)	1,250,000	1,267,773
SCF Equipment Leasing LLC
Series 2024-1A, Class B, 5.56%, 4/20/2032 (a)	1,083,000	1,101,281
Series 2024-1A, Class C, 5.82%, 9/20/2032 (a)	443,000	450,280
Series 2025-2A, Class A3, 4.33%, 6/20/2036 (a)	1,080,000	1,073,120
Series 2025-2A, Class C, 4.82%, 6/20/2036 (a)	750,000	733,055
Series 2025-2A, Class D, 5.33%, 6/20/2036 (a)	210,000	205,546
Series 2025-2A, Class E, 6.21%, 6/20/2036 (a)	235,000	230,471
Sierra Timeshare Receivables Funding LLC
Series 2023-2A, Class A, 5.80%, 4/20/2040 (a)	302,812	307,718
Series 2024-2A, Class C, 5.83%, 6/20/2041 (a)	700,799	703,463
Series 2025-1A, Class A, 4.81%, 1/21/2042 (a)	544,685	543,722
Series 2026-1A, Class B, 4.80%, 12/22/2042 (a)	760,460	752,583
Series 2024-1A, Class B, 5.35%, 1/20/2043 (a)	328,014	329,633
Series 2025-3A, Class C, 4.98%, 8/22/2044 (a)	340,101	335,362
Stream Innovations Issuer Trust Series 2024-2A, Class A, 5.21%, 2/15/2045 (a)	2,295,063	2,296,079
Symphony CLO Ltd. (Cayman Islands)
Series 2015-16A, Class B1RR, 5.37%, 10/15/2031 (a) (e)	680,000	680,085
Series 2018-20A, Class BR2, 5.23%, 1/16/2032 (a) (e)	1,430,000	1,431,786
Towd Point Mortgage Trust
Series 2026-FIX1, Class A1, 4.98%, 12/25/2065 (a) (g)	2,003,232	1,988,371
Series 2026-CES1, Class A1, 4.96%, 1/25/2066 (a) (g)	1,635,497	1,623,801
Series 2026-FIX2, Class A1A, 5.31%, 4/25/2066 (a) (g)	1,413,564	1,409,593
Tricon Residential Trust
Series 2021-SFR1, Class E1, 2.79%, 7/17/2038 (a)	240,000	239,066
Series 2023-SFR1, Class B, 5.10%, 7/17/2040 (a)	800,000	793,620
Series 2024-SFR4, Class D, 5.35%, 11/17/2041 (a)	1,311,000	1,291,461
Tricon Trust Series 2026-SFR2, Class A, 4.85%, 6/17/2043 (a) (e) (h)	2,223,000	2,223,000
UPG HI Issuer Trust
Series 2025-2, Class A, 5.00%, 9/25/2047 (a)	1,270,993	1,267,907
Series 2026-1, Class A, 5.03%, 2/25/2048 (a)	1,560,000	1,556,358
Upstart Securitization Trust
Series 2025-3, Class A2, 4.60%, 9/20/2035 (a)	1,537,144	1,537,184
Series 2025-4, Class A2, 4.56%, 11/20/2035 (a)	2,137,770	2,137,794
Series 2026-2, Class B, 5.08%, 5/20/2036 (a)	1,616,000	1,612,114

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
UPX HIL Issuer Trust Series 2025-1, Class A, 5.16%, 1/25/2047 (a)	764,169	760,112
US Auto Funding Trust Series 2022-1A, Class B, 5.13%, 12/15/2026 ‡ (a)	498,310	154,792
US Bank NA Series 2023-1, Class B, 6.79%, 8/25/2032 (a)	485,358	488,677
Verdant Receivables LLC Series 2025-1A, Class A3, 4.96%, 5/12/2033 (a)	1,265,000	1,273,659
Veros Auto Receivables Trust
Series 2023-1, Class C, 8.32%, 11/15/2028 (a)	1,183,135	1,195,624
Series 2026-1, Class B, 4.84%, 5/15/2029 (a)	2,000,000	1,998,335
Series 2025-1, Class B, 5.54%, 7/16/2029 (a)	1,250,000	1,258,128
Westgate Resorts LLC Series 2024-1A, Class C, 7.06%, 1/20/2038 (a)	555,907	561,638
Westlake Automobile Receivables Trust
Series 2023-1A, Class D, 6.79%, 11/15/2028 (a)	500,000	506,649
Series 2023-2A, Class D, 7.01%, 11/15/2028 (a)	3,328,237	3,366,241
Series 2025-3A, Class C, 4.68%, 7/15/2031 (a)	2,080,000	2,076,877
Wingspire Equipment Finance LLC
Series 2024-1A, Class A2, 4.99%, 9/20/2032 (a)	608,987	611,214
Series 2025-1A, Class A2, 4.33%, 9/20/2033 (a)	2,030,000	2,029,466
Total Asset-Backed Securities (Cost $318,832,020)		318,828,666
U.S. Treasury Obligations — 19.0%
U.S. Treasury Notes
4.13%, 1/31/2027	585,000	586,165
3.75%, 6/30/2027	172,700	172,403
3.88%, 7/31/2027	515,000	514,618
3.63%, 8/31/2027	17,687,000	17,617,910
3.38%, 9/15/2027	400,000	397,172
4.13%, 11/15/2027	915,000	916,859
4.00%, 12/15/2027	8,475,000	8,477,648
4.25%, 1/15/2028	555,000	557,168
4.25%, 2/15/2028	13,555,000	13,610,597
4.00%, 2/29/2028	172,700	172,713
3.63%, 3/31/2028	340,000	337,742
3.75%, 5/15/2028	1,210,000	1,204,139
3.88%, 6/15/2028	2,385,000	2,378,572
3.88%, 7/15/2028	40,730,000	40,607,492
3.63%, 8/15/2028	24,595,000	24,390,362
3.38%, 9/15/2028	28,320,000	27,917,325
3.50%, 10/15/2028	26,505,000	26,184,041
3.50%, 11/15/2028	48,260,000	47,652,980
3.50%, 12/15/2028	21,724,000	21,443,115
3.50%, 1/15/2029	7,020,000	6,925,395
4.25%, 2/28/2029	610,000	613,122
3.50%, 3/15/2029	15,289,700	15,071,105
3.88%, 4/15/2029	10,580,000	10,529,580
3.63%, 8/31/2030	4,336,000	4,252,668
3.63%, 9/30/2030	1,455,000	1,426,582
3.63%, 10/31/2030	430,000	421,366
3.63%, 12/31/2030	810,000	792,977

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — continued
3.88%, 3/31/2031	690,000	682,076
3.88%, 4/30/2031	3,560,000	3,518,559
Total U.S. Treasury Obligations (Cost $281,544,978)		279,372,451
Mortgage-Backed Securities — 14.8%
FHLMC Gold Pools, 30 Year Pool # G08878, 4.50%, 5/1/2049	181,013	176,718
FHLMC Gold Pools, Other Pool # WN5278, 4.25%, 2/1/2030	3,000,000	2,988,246
FHLMC UMBS, 15 Year
Pool # ZS6689, 2.50%, 4/1/2028	38,117	37,553
Pool # SB8184, 4.00%, 10/1/2037	463,843	451,208
Pool # SB8261, 5.50%, 10/1/2038	654,025	666,249
Pool # SB8308, 5.00%, 6/1/2039	457,855	460,800
Pool # QO4050, 5.50%, 8/1/2040	686,232	698,524
Pool # QO4148, 6.00%, 9/1/2040	1,703,810	1,751,413
Pool # QO4670, 6.00%, 12/1/2040	2,189,576	2,250,744
Pool # QO5119, 6.00%, 3/1/2041	1,292,234	1,328,349
Pool # QO5306, 5.00%, 4/1/2041	3,910,648	3,934,205
FHLMC UMBS, 30 Year
Pool # SD8342, 5.50%, 7/1/2053	1,483,147	1,495,069
Pool # SD8343, 6.00%, 7/1/2053	5,496,482	5,628,852
Pool # QH3301, 6.00%, 10/1/2053	1,151,166	1,178,207
Pool # SD4536, 6.00%, 11/1/2053	884,456	903,658
Pool # SD4893, 6.00%, 2/1/2054	2,966,658	3,066,903
Pool # SL0775, 6.00%, 5/1/2054	2,694,786	2,764,371
Pool # RJ1970, 6.00%, 7/1/2054	434,377	444,597
Pool # SD6318, 6.00%, 9/1/2054	1,249,658	1,283,215
Pool # QJ7053, 6.00%, 10/1/2054	1,558,558	1,592,396
Pool # SL0226, 6.00%, 2/1/2055	2,126,652	2,194,337
Pool # QZ4969, 5.50%, 10/1/2055	7,537,984	7,596,774
Pool # QZ5395, 5.50%, 10/1/2055	3,179,063	3,203,308
Pool # TA0287, 5.50%, 12/1/2055	2,075,308	2,105,565
Pool # TA2049, 5.50%, 12/1/2055	1,951,559	1,974,905
Pool # QZ9731, 6.00%, 12/1/2055	1,835,422	1,883,645
Pool # TA4790, 5.50%, 2/1/2056	10,175,738	10,250,361
Pool # TA5366, 5.50%, 2/1/2056	4,608,651	4,651,446
Pool # TA6706, 5.50%, 2/1/2056	1,513,966	1,530,008
Pool # TA6707, 5.50%, 2/1/2056	739,372	746,095
Pool # TA6708, 5.50%, 2/1/2056	2,336,845	2,357,187
Pool # TA6712, 5.50%, 2/1/2056	582,652	591,129
Pool # TA6713, 5.50%, 2/1/2056	1,208,782	1,220,813
Pool # TA6714, 5.50%, 2/1/2056	1,222,323	1,233,897
Pool # TA6715, 5.50%, 2/1/2056	431,413	437,429
Pool # TA6716, 5.50%, 2/1/2056	766,109	774,073
Pool # TA6721, 5.50%, 2/1/2056	191,710	193,525
Pool # TA6752, 5.50%, 2/1/2056	256,078	258,983
Pool # TA6719, 6.00%, 2/1/2056	1,129,635	1,166,974
Pool # TA6720, 6.00%, 2/1/2056	634,474	654,576
Pool # TA6723, 6.00%, 2/1/2056	868,025	896,540
Pool # TA7131, 5.50%, 3/1/2056	1,461,479	1,476,964

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # TA7133, 5.50%, 3/1/2056	652,575	662,870
Pool # TA7134, 5.50%, 3/1/2056	404,514	410,399
Pool # TA7142, 5.50%, 3/1/2056	3,712,089	3,740,836
Pool # TA7143, 5.50%, 3/1/2056	1,053,333	1,062,290
Pool # TA8848, 5.50%, 3/1/2056	788,048	795,891
Pool # TA8864, 6.00%, 3/1/2056	896,315	921,916
Pool # TA8872, 6.00%, 3/1/2056	369,033	379,829
Pool # TA8876, 6.00%, 3/1/2056	798,082	820,452
Pool # TA8885, 6.00%, 3/1/2056	519,637	535,130
Pool # TA9463, 6.50%, 4/1/2056	1,317,607	1,372,628
Pool # TB3664, 5.50%, 5/1/2056	2,000,000	2,015,121
Pool # TB3684, 6.00%, 5/1/2056	3,365,658	3,464,121
Pool # TB3707, 6.50%, 5/1/2056	1,411,615	1,476,040
Pool # TB3713, 6.50%, 5/1/2056	1,416,250	1,478,717
Pool # TB3718, 6.50%, 5/1/2056	1,439,688	1,503,700
FNMA Pool # BM4562, ARM, 6.08%, 5/1/2047 (e)	623,282	645,851
FNMA / FHLMC UMBS, Single Family, 30 Year TBA, 6.00%, 6/25/2056 (h)	5,100,000	5,207,458
FNMA UMBS, 15 Year
Pool # FM1156, 2.50%, 4/1/2033	375,254	361,070
Pool # MA4944, 4.50%, 3/1/2038	1,637,461	1,623,302
Pool # MA5093, 5.00%, 7/1/2038	2,643,623	2,660,821
Pool # DA7911, 6.00%, 1/1/2039	719,048	740,848
Pool # BV1872, 5.50%, 7/1/2040	1,268,860	1,305,244
Pool # DE8086, 5.50%, 8/1/2040	1,151,453	1,175,455
Pool # DF3847, 5.50%, 10/1/2040	998,153	1,018,958
Pool # DF5082, 5.50%, 11/1/2040	1,060,525	1,088,734
Pool # DF5653, 6.00%, 11/1/2040	75,808	78,502
Pool # DG2241, 5.50%, 2/1/2041	1,063,527	1,088,786
Pool # DF8932, 6.00%, 2/1/2041	1,116,826	1,154,116
Pool # DG3493, 5.50%, 3/1/2041	1,031,336	1,051,583
FNMA UMBS, 20 Year
Pool # FM3933, 3.00%, 6/1/2037	1,033,980	980,611
Pool # FM3075, 3.50%, 11/1/2039	713,240	678,453
Pool # CA8310, 2.50%, 12/1/2040	187,336	167,386
Pool # MA4780, 4.50%, 10/1/2042	1,732,261	1,708,939
FNMA UMBS, 30 Year
Pool # BM1285, 4.50%, 5/1/2047	101,665	99,788
Pool # MA5010, 5.50%, 5/1/2053	9,499,777	9,575,206
Pool # MA5039, 5.50%, 6/1/2053	8,268,513	8,334,978
Pool # MA5191, 6.00%, 11/1/2053	3,100,961	3,171,565
Pool # DA5084, 6.00%, 12/1/2053	1,367,238	1,401,612
Pool # FA0565, 6.00%, 6/1/2054	6,400,108	6,572,210
Pool # FS9980, 6.00%, 9/1/2054	791,901	812,735
Pool # DE2854, 5.50%, 6/1/2055	1,420,253	1,429,173
Pool # DE2826, 6.00%, 7/1/2055	628,089	644,718
Pool # DE9362, 6.00%, 9/1/2055	13,746,954	14,083,867
Pool # DF0304, 6.00%, 9/1/2055	1,241,521	1,268,508
Pool # DF0762, 5.50%, 10/1/2055	7,782,825	7,840,652
Pool # DF8741, 5.50%, 12/1/2055	225,894	227,023

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # DF9765, 5.50%, 1/1/2056	1,700,347	1,721,586
Pool # DF9777, 5.50%, 1/1/2056	3,281,813	3,316,071
Pool # DG0558, 5.50%, 1/1/2056	2,395,160	2,407,208
Pool # DF8208, 6.00%, 1/1/2056	1,184,956	1,221,232
Pool # DF8240, 6.00%, 1/1/2056	1,303,328	1,349,009
Pool # DG0358, 5.50%, 2/1/2056	248,420	250,092
Pool # DG2566, 5.50%, 2/1/2056	1,777,994	1,793,472
Pool # DG2570, 5.50%, 2/1/2056	1,512,612	1,528,332
Pool # DF4300, 6.00%, 2/1/2056	57,608	59,030
Pool # DG3661, 5.50%, 3/1/2056	711,959	719,043
Pool # DG3665, 5.50%, 3/1/2056	1,135,904	1,145,792
Pool # DG3744, 5.50%, 3/1/2056	958,963	973,531
Pool # DG4541, 5.50%, 3/1/2056	2,659,291	2,685,757
Pool # DG5495, 5.50%, 3/1/2056	1,725,326	1,741,015
Pool # DG5501, 5.50%, 3/1/2056	1,725,797	1,734,426
Pool # DG5503, 5.50%, 3/1/2056	1,715,314	1,734,042
Pool # DG3674, 6.00%, 3/1/2056	852,641	879,449
Pool # DG3677, 6.00%, 3/1/2056	567,191	586,000
Pool # DG6829, 6.00%, 4/1/2056	418,496	430,450
Pool # DG6830, 6.00%, 4/1/2056	446,679	459,198
Pool # DG6851, 6.50%, 4/1/2056	921,786	962,356
Pool # DG6852, 6.50%, 4/1/2056	1,997,702	2,081,121
Pool # DG6856, 6.50%, 4/1/2056	1,176,990	1,231,762
Pool # DG9905, 5.50%, 5/1/2056	1,383,138	1,393,595
Pool # DH1936, 6.50%, 6/1/2056	1,000,000	1,041,760
Pool # DH1939, 6.50%, 6/1/2056	500,000	520,744
Pool # DH1950, 7.00%, 6/1/2056	500,000	530,211
FNMA/FHLMC UMBS, Single Family, 15 Year TBA, 6.00%, 6/25/2041 (h)	970,000	997,054
GNMA II, 30 Year Pool # 787548, 5.50%, 9/20/2054	2,242,274	2,271,839
Total Mortgage-Backed Securities (Cost $217,735,783)		217,103,080
Collateralized Mortgage Obligations — 8.2%
ABL Series 2025-RTL1, Class A1, 6.04%, 6/25/2030 (a) (g)	945,000	952,161
Al, 5.59%, 10/25/2029 ‡	2,500,000	2,500,000
Anchor Mortgage Trust Series 2025-RTL1, Class A1, 5.72%, 5/25/2040 (a) (g)	1,000,000	999,523
Brean Asset-Backed Securities Trust
Series 2025-RM13, Class A1, 4.25%, 10/25/2065 ‡ (a)	817,036	787,399
Series 2026-RM14, Class A1, 4.25%, 1/25/2066 ‡ (a)	3,422,000	3,306,195
CAFL Issuer LP
Series 2025-RRTL1, Class A1, 5.68%, 5/28/2040 (a) (g)	1,700,000	1,705,084
Series 2025-RRTL2, Class A1, 5.18%, 11/28/2040 (a) (g)	1,515,000	1,504,372
Citi Asset Receivables Trust I
Series 2026-3, Class CERT, 0.00%, 4/20/2032 ‡ (a)	2,162,109	2,152,596
Series 2026-4, Class CERT, 0.00%, 5/20/2032 ‡ (a)	3,780,000	3,827,250
Series 2026-5, Class CERT, 0.00%, 6/20/2032 ‡ (a)	2,110,000	2,196,904
Connecticut Avenue Securities Trust
Series 2022-R02, Class 2M2, 6.61%, 1/25/2042 (a) (e)	210,194	212,657
Series 2025-R06, Class 1M1, 4.56%, 9/25/2045 (a) (e)	787,187	786,498

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
FHLMC STACR REMIC Trust
Series 2023-HQA3, Class M2, 6.96%, 11/25/2043 (a) (e)	725,000	751,431
Series 2025-DNA3, Class A1, 4.56%, 9/25/2045 (a) (e)	1,137,500	1,138,831
FHLMC, REMIC
Series 2673, Class PE, 5.50%, 9/15/2033	50,114	51,307
Series 5394, Class AV, 5.50%, 1/25/2035	838,720	842,609
Series 5516, Class DV, 6.00%, 12/25/2035	2,742,696	2,787,035
Series 4754, Class VG, 4.00%, 12/15/2036	34,748	34,698
Series 3878, Class PL, 4.50%, 11/15/2040	197,519	195,879
Series 4376, Class A, 4.00%, 7/15/2041	6,744	6,733
Series 5182, Class D, 2.50%, 11/25/2043	6,420,786	6,007,697
Series 4583, Class UP, 3.00%, 7/15/2045	1,386,172	1,298,171
Series 4599, Class PA, 3.00%, 9/15/2045	2,993,870	2,820,871
Series 5386, Class KA, 5.00%, 1/25/2047	1,577,868	1,583,727
Series 4718, Class DA, 3.00%, 2/15/2047	174,375	162,585
Series 5021, Class MI, IO, 3.00%, 10/25/2050	323,563	54,699
Series 5564, Class BA, 5.00%, 12/25/2051	3,940,364	3,919,388
Series 5531, Class DA, 5.00%, 3/25/2052	1,838,658	1,833,529
Series 5558, Class DA, 5.00%, 7/25/2052	6,606,506	6,577,976
Series 5561, Class DA, 5.00%, 9/25/2052	6,850,333	6,801,390
FHLMC, STRIPS Series 445, Class HA, 4.25%, 5/25/2031	3,830,119	3,776,504
FNMA, REMIC
Series 2024-101, Class DV, 5.50%, 12/25/2035	702,614	711,861
Series 2025-4, Class PV, 5.50%, 1/25/2036	680,126	690,982
Series 2025-27, Class BV, 5.50%, 3/25/2036	1,470,057	1,487,810
Series 2025-35, Class DV, 5.25%, 4/25/2036	4,855,769	4,866,431
Series 2012-136, Class DL, 3.50%, 12/25/2042	153,406	147,612
Series 2024-27, Class CA, 5.50%, 12/25/2048	1,088,533	1,091,148
Series 2024-20, Class MA, 5.00%, 11/25/2049	1,758,137	1,757,774
Series 2025-58, Class CA, 5.00%, 9/25/2051	1,083,202	1,080,539
Series 2025-58, Class MA, 5.00%, 9/25/2051	2,213,898	2,209,461
Series 2025-66, Class LA, 5.00%, 12/25/2051	2,823,032	2,811,213
Series 2025-62, Class CA, 5.50%, 1/25/2052	3,155,129	3,173,083
Series 2022-42, Class EA, 3.75%, 6/25/2052	1,382,179	1,332,294
Series 2022-43, Class P, 4.00%, 7/25/2052	367,268	356,758
GNMA
Series 2024-110, Class LC, 3.50%, 4/20/2048	3,446,499	3,342,368
Series 2021-9, Class MI, IO, 2.50%, 1/20/2051	178,692	25,602
Series 2021-119, Class JG, 1.50%, 6/20/2051	5,720,966	4,885,436
Series 2025-4, Class LA, 3.00%, 7/20/2051	1,270,526	1,193,267
Series 2024-184, Class BG, 3.50%, 10/20/2051	4,004,526	3,825,279
Series 2025-1, Class GC, 3.50%, 10/20/2051	2,853,150	2,720,389
Series 2024-151, Class HB, 4.50%, 10/20/2052	4,055,346	3,976,889
GS Mortgage-Backed Securities Trust
Series 2023-PJ5, Class A16, 6.50%, 2/25/2054 (a) (e)	1,926,433	1,943,697
Series 2025-PJ4, Class A5, 5.50%, 9/25/2055 (a) (e)	872,825	875,780
Homeward Opportunities Fund Trust Series 2025-RRTL2, Class A1, 5.24%, 9/25/2040 (a) (g)	1,060,000	1,060,267
J.P. Morgan Mortgage Trust Series 2023-2, Class A4B, 5.50%, 7/25/2053 (a) (e)	927,544	931,866
Legacy Mortgage Asset Trust Series 2021-GS3, Class A1, 5.75%, 7/25/2061 (a) (g)	82,944	83,097

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
LHOME Mortgage Trust
Series 2025-RTL1, Class A1, 5.65%, 1/25/2040 (a) (g)	1,000,000	1,004,365
Series 2025-RTL3, Class A1, 5.24%, 8/25/2040 (a) (g)	2,275,000	2,276,200
Series 2026-RTL1, Class A1, 4.91%, 1/25/2041 (a) (g)	1,064,000	1,056,796
LOANDEPOT GMSR Master Trust Series 2025-GT2, Class A, 6.78%, 7/16/2030 (a) (e)	650,000	651,180
MFA Trust
Series 2024-RTL3, Class A1, 5.91%, 11/25/2039 (a) (g)	1,220,000	1,223,557
Series 2024-NPL1, Class A1, 6.33%, 9/25/2054 (a) (g)	558,136	558,999
New Residential Mortgage Loan Trust Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (a) (g)	219,144	219,399
NRM FHT1 Excess Owner LLC Series 2025-FHT1, Class A, 6.55%, 3/25/2032 (a) (g)	803,031	803,519
OLIT Series 2025-HB2, Class A, 3.00%, 11/25/2038 ‡ (a) (e)	664,936	649,888
PRET LLC Series 2026-NPL1, Class A1, 5.18%, 1/25/2056 (a) (g)	2,890,858	2,869,165
Roc Mortgage Trust Series 2025-RTL1, Class A1, 5.63%, 2/25/2040 (a) (g)	185,000	185,371
Toorak Mortgage Trust Series 2025-RRTL1, Class A1, 5.52%, 2/25/2040 (a) (g)	800,000	801,793
Verus Securitization Trust Series 2021-2, Class M1, 2.19%, 2/25/2066 (a) (e)	144,000	117,364
Total Collateralized Mortgage Obligations (Cost $120,628,907)		120,574,198
Commercial Mortgage-Backed Securities — 3.1%
BAML RCAP Frn 8.00%, 10/25/2027 ‡	665,084	665,085
Benchmark Mortgage Trust Series 2024-V5, Class C, 6.97%, 1/10/2057 (e)	300,000	308,972
BMO Mortgage Trust Series 2024-5C3, Class C, 6.86%, 2/15/2057 (e)	300,000	302,081
BX Commercial Mortgage Trust Series 2024-MF, Class B, 5.32%, 2/15/2039 (a) (e)	1,062,545	1,064,870
BX Trust Series 2022-LBA6, Class D, 5.63%, 1/15/2039 (a) (e)	525,000	524,836
Citigroup Commercial Mortgage Trust
Series 2015-GC29, Class C, 3.97%, 4/10/2048 (e)	400,000	355,988
Series 2015-GC31, Class C, 3.69%, 6/10/2048 (e)	250,000	47,071
Commercial Mortgage Trust
Series 2014-UBS5, Class C, 4.72%, 9/10/2047 (e)	2,200,000	2,041,727
Series 2015-CR26, Class B, 4.68%, 10/10/2048 (e)	62,726	61,343
CSAIL Commercial Mortgage Trust Series 2015-C2, Class C, 4.18%, 6/15/2057 (e)	260,507	248,781
CSTL Commercial Mortgage Trust
Series 2025-GATE2, Class C, 5.14%, 11/10/2042 (a) (e)	305,000	298,353
Series 2025-GATE2, Class D, 5.63%, 11/10/2042 (a) (e)	470,000	460,764
Series 2025-GATE2, Class E, 6.35%, 11/10/2042 (a) (e)	875,000	859,734
Series 2026-GATE3, Class B, 4.94%, 2/10/2043 (a) (e)	900,000	882,167
Series 2026-GATE3, Class C, 5.13%, 2/10/2043 (a) (e)	300,000	293,492
Series 2026-GATE3, Class D, 5.52%, 2/10/2043 (a) (e)	167,000	163,745
DLIC Re-REMIC Trust Series 2025-FRR1, Class CK57, 0.99%, 8/27/2049 ‡ (a) (e)	805,000	792,730
ELM Trust
Series 2024-ELM, Class B10, 6.00%, 6/10/2039 (a) (e)	1,016,000	1,015,054
Series 2024-ELM, Class C10, 6.19%, 6/10/2039 (a) (e)	1,290,000	1,288,133
ELP Commercial Mortgage Trust
Series 2025-ELP, Class A, 4.60%, 11/13/2042 (a) (e)	1,040,000	1,028,814
Series 2025-ELP, Class B, 4.85%, 11/13/2042 (a) (e)	505,000	499,016
Series 2025-ELP, Class C, 5.14%, 11/13/2042 (a) (e)	300,000	298,435
FHLMC MSCR Trust Series 2025-MN12, Class M1, 5.36%, 11/25/2045 (a) (e)	1,995,709	1,997,253
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K068, Class X1, IO, 0.40%, 8/25/2027 (e)	3,322,664	14,323
Series K121, Class X1, IO, 1.01%, 10/25/2030 (e)	9,585,967	342,237

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series K120, Class X1, IO, 1.02%, 10/25/2030 (e)	9,655,531	349,814
Series K124, Class X1, IO, 0.71%, 12/25/2030 (e)	19,676,127	536,117
Series K123, Class X1, IO, 0.76%, 12/25/2030 (e)	27,324,318	773,401
Series K128, Class X1, IO, 0.51%, 3/25/2031 (e)	29,418,246	583,587
Series K111, Class X3, IO, 3.18%, 4/25/2048 (e)	405,000	45,429
Series K110, Class X3, IO, 3.37%, 6/25/2048 (e)	380,000	43,405
Series K115, Class X3, IO, 2.95%, 9/25/2048 (e)	430,000	44,060
Series K125, Class X3, IO, 2.65%, 2/25/2049 (e)	460,000	47,897
FREMF Mortgage Trust
Series 2018-K82, Class X2A, IO, 0.10%, 9/25/2028 (a)	10,339,341	18,439
Series 2018-K82, Class D, PO, 10/25/2028 (a)	1,000,000	830,432
Series 2018-K82, Class X2B, IO, 0.10%, 10/25/2028 (a)	3,000,000	6,294
Series 2019-KC07, Class C, 3.58%, 10/25/2029 (a) (e)	600,000	510,625
Series 2020-KSG1, Class C, PO, 9/25/2030 (a)	431,153	305,429
Series 2020-KSG1, Class X2A, IO, 0.10%, 9/25/2030 (a)	5,319,043	17,156
Series 2020-KSG1, Class X2B, IO, 0.10%, 9/25/2030 (a)	431,153	1,502
Series 2016-K57, Class C, 3.86%, 8/25/2049 (a) (e)	185,000	184,235
Series 2016-K58, Class C, 3.74%, 9/25/2049 (a) (e)	110,000	109,468
Series 2017-K68, Class D, PO, 10/25/2049 (a)	1,000,000	899,976
Series 2018-K83, Class D, PO, 11/25/2051 (a)	1,400,000	1,139,481
Series 2019-K93, Class C, 4.12%, 5/25/2052 (a) (e)	2,000,000	1,940,615
Series 2020-K740, Class D, PO, 11/25/2052 (a)	1,800,000	1,611,925
Series 2020-K740, Class X2A, IO, 0.10%, 11/25/2052 (a)	18,631,242	17,836
Series 2020-K740, Class X2B, IO, 0.10%, 11/25/2052 (a)	4,400,000	4,902
Series 2020-K113, Class D, PO, 5/25/2053 (a)	1,000,000	709,614
Series 2020-K115, Class D, PO, 9/25/2053 (a)	1,200,000	888,403
Series 2020-K115, Class X2A, IO, 0.10%, 9/25/2053 (a)	12,674,776	40,812
Series 2020-K115, Class X2B, IO, 0.10%, 9/25/2053 (a)	2,900,000	9,842
Series 2020-K118, Class D, PO, 10/25/2053 (a)	1,100,000	787,654
Series 2020-K118, Class X2A, IO, 0.10%, 10/25/2053 (a)	11,877,833	39,351
Series 2020-K118, Class X2B, IO, 0.10%, 10/25/2053 (a)	2,457,000	8,560
Series 2020-K739, Class D, PO, 11/25/2053 (a)	1,000,000	865,571
Series 2020-K739, Class X2A, IO, 0.10%, 11/25/2053 (a)	9,728,218	7,362
Series 2020-K739, Class X2B, IO, 0.10%, 11/25/2053 (a)	3,000,000	2,949
Series 2021-K126, Class D, PO, 1/25/2054 (a)	1,200,000	822,315
Series 2021-K126, Class X2A, IO, 0.10%, 1/25/2054 (a)	10,245,552	36,258
Series 2021-K126, Class X2B, IO, 0.10%, 1/25/2054 (a)	2,600,000	9,907
GAM Re-REMIC Trust Series 2022-FRR3, Class BK61, PO, 11/27/2049 ‡ (a)	800,000	774,847
GS Mortgage Securities Trust
Series 2016-GS2, Class B, 3.76%, 5/10/2049 (e)	100,000	96,506
Series 2017-GS5, Class D, 3.51%, 3/10/2050 (a) (e)	250,000	15,819
JPMBB Commercial Mortgage Securities Trust
Series 2015-C31, Class C, 4.53%, 8/15/2048 (e)	150,000	116,615
Series 2016-C1, Class D1, 4.26%, 3/17/2049 (a) (e)	400,000	372,300
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP5, Class C, 3.74%, 3/15/2050 (e)	800,000	712,376
Series 2017-JP5, Class D, 4.49%, 3/15/2050 (a) (e)	275,000	229,919
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2015-JP1, Class C, 4.75%, 1/15/2049 (e)	1,000,000	904,750

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2016-JP3, Class C, 3.46%, 8/15/2049 (e)	1,000,000	787,005
Life Mortgage Trust Series 2021-BMR, Class C, 4.84%, 3/15/2038 (a) (e)	20,826	20,645
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M10, 6.98%, 10/25/2049 (a) (e)	493,861	498,673
Series 2020-01, Class M10, 7.48%, 3/25/2050 (a) (e)	1,499,133	1,521,309
PRM7 Trust
Series 2025-PRM7, Class A, 4.36%, 11/10/2042 (a) (e)	1,132,000	1,104,104
Series 2025-PRM7, Class B, 4.65%, 11/10/2042 (a) (e)	1,088,000	1,055,464
Series 2025-PRM7, Class D, 5.66%, 11/10/2042 (a) (e)	734,000	723,264
ROCK Trust Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (a)	1,504,746	1,525,930
SDR Commercial Mortgage Trust
Series 2024-DSNY, Class A, 5.02%, 5/15/2039 (a) (e)	804,000	805,005
Series 2024-DSNY, Class B, 5.37%, 5/15/2039 (a) (e)	1,008,000	1,009,260
SG Commercial Mortgage Securities Trust Series 2016-C5, Class B, 3.93%, 10/10/2048	225,000	214,522
SMRT Series 2022-MINI, Class E, 6.33%, 1/15/2039 (a) (e)	350,000	349,234
STWD Mortgage Trust (Cayman Islands) Series 2021-LIH, Class B, 5.40%, 11/15/2036 (a) (e)	400,000	399,503
Wells Fargo Commercial Mortgage Trust Series 2015-LC22, Class D, 4.72%, 9/15/2058 (e)	205,000	182,448
WFRBS Commercial Mortgage Trust
Series 2014-C21, Class C, 4.23%, 8/15/2047 (e)	1,000,000	962,490
Series 2014-C22, Class C, 3.61%, 9/15/2057 (e)	725,000	605,398
Series 2014-C22, Class AS, 4.07%, 9/15/2057 (e)	842,019	803,178
Total Commercial Mortgage-Backed Securities (Cost $46,629,351)		45,896,191
Foreign Government Securities — 1.2%
Arab Republic of Egypt
8.63%, 2/4/2030 (c)	200,000	213,745
5.88%, 2/16/2031 (c)	200,000	194,578
9.45%, 2/4/2033 (a)	200,000	221,664
7.30%, 9/30/2033 (c)	200,000	199,340
7.63%, 5/20/2034 (a)	508,000	510,545
Argentine Republic
1.00%, 7/9/2029	150,500	135,826
4.12%, 7/9/2035 (g)	1,595,000	1,228,947
3.50%, 7/9/2041 (g)	200,000	143,578
Benin Government Bond 7.96%, 2/13/2038 (a)	400,000	421,948
Commonwealth of the Bahamas
8.95%, 10/15/2032 (c)	200,000	222,926
8.25%, 6/24/2036 (a)	200,000	223,550
Dominican Republic Government Bond
4.50%, 1/30/2030 (a)	150,000	145,064
4.50%, 1/30/2030 (c)	150,000	145,064
7.05%, 2/3/2031 (c)	350,000	369,337
Federal Republic of Nigeria
6.50%, 11/28/2027 (c)	600,000	606,474
8.38%, 3/24/2029 (c)	400,000	425,512
9.63%, 6/9/2031 (c)	300,000	338,400
Hashemite Kingdom of Jordan
7.75%, 1/15/2028 (c)	200,000	206,750
7.50%, 1/13/2029 (c)	200,000	209,250

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
5.85%, 7/7/2030 (c)	200,000	201,250
5.75%, 11/12/2032 (a)	577,000	566,902
Islamic Republic of Pakistan
7.38%, 4/8/2031 (a)	1,100,000	1,080,585
7.38%, 4/8/2031 (c)	200,000	196,470
Istanbul Metropolitan Municipality 10.50%, 12/6/2028 (a)	400,000	429,256
Plurinational State of Bolivia 9.45%, 5/14/2031 (a)	400,000	390,000
Republic of Angola 8.75%, 4/14/2032 (c)	700,000	716,625
Republic of Colombia 6.13%, 1/21/2031	600,000	597,450
Republic of Congo
8.75%, 4/16/2032 (a)	400,000	404,380
9.50%, 4/16/2037 (a)	220,000	224,369
Republic of Cote d'Ivoire
5.75%, 12/31/2032 (c) (g)	41,695	41,736
7.63%, 1/30/2033 (a)	400,000	426,800
7.63%, 1/30/2033 (c)	400,000	426,800
6.13%, 6/15/2033 (c)	200,000	198,970
8.08%, 4/1/2036 (a)	340,000	369,962
6.75%, 2/25/2041 (a)	393,000	375,561
Republic of Ecuador
6.90%, 7/31/2030 (c) (g)	180,000	180,265
8.75%, 1/29/2034 (a)	640,000	649,274
6.90%, 7/31/2035 (a) (g)	319,969	293,681
9.25%, 1/29/2039 (a)	981,000	1,008,439
5.00%, 7/31/2040 (a) (g)	218,041	182,182
Republic of El Salvador 9.25%, 4/17/2030 (c)	150,000	160,286
Republic of Honduras 8.63%, 11/27/2034 (a)	350,000	398,825
Republic of Kenya
9.75%, 2/16/2031 (c)	400,000	432,012
7.88%, 10/9/2033 (a)	300,000	295,575
Republic of Montenegro 7.25%, 3/12/2031 (a)	200,000	211,000
Republic of South Africa
7.10%, 11/19/2036 (a)	550,000	587,125
6.13%, 12/11/2037 (a)	290,000	284,200
Suriname Government International Bond
7.70%, 11/6/2030 (a)	232,000	239,508
8.50%, 11/6/2035 (a)	322,000	344,952
Total Foreign Government Securities (Cost $17,629,923)		18,076,938
Municipal Bonds — 0.0% (e) (i) ^
California — 0.0% ^
California Housing Finance Agency Series 2021-1, Class X, Rev., 0.80%, 11/20/2035 (Cost $67,713)	2,020,572	77,539
	SHARES
Short-Term Investments — 3.1%
Investment Companies — 3.0%
JPMorgan Prime Money Market Fund Class IM Shares, 3.74% (j) (k) (Cost $43,541,581)	43,536,400	43,545,107

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — 0.1%
U.S. Treasury Bills, 3.55%, 7/2/2026 (l) (m) (Cost $2,128,577)	2,135,000	2,128,354
Total Short-Term Investments (Cost $45,670,158)		45,673,461
Total Investments — 100.7% (Cost $1,485,066,708)		1,481,729,765
Liabilities in Excess of Other Assets — (0.7)%		(9,629,009)
NET ASSETS — 100.0%		1,472,100,756

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2026.
CLO	Collateralized Loan Obligations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JSC	Joint Stock Company
PIK	Payment In Kind
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2026.
(c)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(d)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(e)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2026.

(f)	Defaulted security.
(g)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2026.

(h)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(i)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
(j)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(k)	The rate shown is the current yield as of May 31, 2026.
(l)	The rate shown is the effective yield as of May 31, 2026.
(m)	All or a portion of this security is deposited with the broker as initial margin for futures contracts or centrally cleared swaps.
Futures contracts outstanding as of May 31, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury Ultra Bond	3	09/21/2026	USD	343,875	7,620
U.S. Treasury 2 Year Note	658	09/30/2026	USD	135,959,250	281,110
U.S. Treasury 5 Year Note	1,321	09/30/2026	USD	141,708,212	664,543
					953,273
Short Contracts
U.S. Treasury 10 Year Note	(238)	09/21/2026	USD	(26,153,969)	(243,893)
U.S. Treasury 10 Year Ultra Note	(198)	09/21/2026	USD	(22,216,219)	(315,883)
U.S. Treasury Long Bond	(60)	09/21/2026	USD	(6,744,375)	(137,383)
					(697,159)
					256,114

Abbreviations
USD	United States Dollar
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of May 31, 2026:

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.46-V1	5.00	Quarterly	6/20/2031	3.01	USD 2,885,000	(112,800)	(151,690)	(264,490)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Swaps are valued utilizing market quotations from approved Pricing Services.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2026.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$302,895,484	$15,933,182	$318,828,666
Collateralized Mortgage Obligations	—	105,153,966	15,420,232	120,574,198
Commercial Mortgage-Backed Securities	—	43,663,529	2,232,662	45,896,191
Corporate Bonds
Aerospace & Defense	—	1,828,743	—	1,828,743
Automobile Components	—	1,943,284	—	1,943,284
Automobiles	—	13,916,340	—	13,916,340
Banks	—	194,300,654	—	194,300,654
Beverages	—	1,469,037	—	1,469,037
Biotechnology	—	1,131,453	—	1,131,453
Broadline Retail	—	287,181	—	287,181
Building Products	—	3,220,074	—	3,220,074
Capital Markets	—	40,175,650	—	40,175,650
Chemicals	—	2,597,493	—	2,597,493
Commercial Services & Supplies	—	3,726,349	1,841,002	5,567,351
Construction & Engineering	—	685,405	—	685,405
Construction Materials	—	103,820	—	103,820
Consumer Finance	—	13,946,548	—	13,946,548
Consumer Staples Distribution & Retail	—	330,784	—	330,784
Containers & Packaging	—	975,175	—	975,175
Distributors	—	316,481	—	316,481
Diversified	—	—	1,152,207	1,152,207
Diversified Consumer Services	—	544,399	—	544,399
Diversified REITs	—	2,174,786	—	2,174,786
Diversified Telecommunication Services	—	4,547,056	—	4,547,056
Electric Utilities	—	16,235,648	—	16,235,648
Electrical Equipment	—	436,288	—	436,288
Electronic Equipment, Instruments & Components	—	822,604	—	822,604
Energy Equipment & Services	—	626,551	—	626,551
Entertainment	—	819,974	—	819,974
Financial Services	—	13,563,001	5,882,533	19,445,534
Food Products	—	1,455,842	—	1,455,842
Gas Utilities	—	165,137	—	165,137
Ground Transportation	—	1,359,014	—	1,359,014
Health Care Equipment & Supplies	—	2,478,555	—	2,478,555
Health Care Providers & Services	—	9,690,706	—	9,690,706
Health Care Technology	—	685,856	—	685,856
Hotel & Resort REITs	—	743,092	—	743,092
Hotels, Restaurants & Leisure	—	5,430,581	—	5,430,581
Household Durables	—	1,904,229	—	1,904,229
Household Products	—	608,361	—	608,361

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Independent Power and Renewable Electricity Producers	$—	$422,006	$—	$422,006
Insurance	—	21,110,215	—	21,110,215
Interactive Media & Services	—	153,637	—	153,637
IT Services	—	226,107	—	226,107
Machinery	—	416,180	—	416,180
Marine Transportation	—	350,959	—	350,959
Media	—	5,090,081	—	5,090,081
Metals & Mining	—	549,255	—	549,255
Mortgage Real Estate Investment Trusts (REITs)	—	1,079,617	—	1,079,617
Multi-Utilities	—	1,476,220	—	1,476,220
Oil, Gas & Consumable Fuels	—	24,140,861	—	24,140,861
Passenger Airlines	—	1,481,695	—	1,481,695
Personal Care Products	—	375,663	—	375,663
Pharmaceuticals	—	246,890	—	246,890
Real Estate Management & Development	—	280,241	—	280,241
Residential REITs	—	1,145,116	—	1,145,116
Semiconductors & Semiconductor Equipment	—	7,801,643	—	7,801,643
Software	—	8,904,783	—	8,904,783
Specialized REITs	—	453,712	—	453,712
Specialty Retail	—	1,528,023	— (a)	1,528,023
Technology Hardware, Storage & Peripherals	—	405,163	—	405,163
Trading Companies & Distributors	—	1,567,826	—	1,567,826
Wireless Telecommunication Services	—	2,799,455	—	2,799,455
Total Corporate Bonds	—	427,251,499	8,875,742	436,127,241
Foreign Government Securities	—	18,076,938	—	18,076,938
Mortgage-Backed Securities	—	217,103,080	—	217,103,080
Municipal Bonds	—	77,539	—	77,539
U.S. Treasury Obligations	—	279,372,451	—	279,372,451
Short-Term Investments
Investment Companies	43,545,107	—	—	43,545,107
U.S. Treasury Obligations	—	2,128,354	—	2,128,354
Total Short-Term Investments	43,545,107	2,128,354	—	45,673,461
Total Investments in Securities	$43,545,107	$1,395,722,840	$42,461,818	$1,481,729,765
Appreciation in Other Financial Instruments
Futures Contracts	$953,273	$—	$—	$953,273
Depreciation in Other Financial Instruments
Futures Contracts	$(697,159)	$—	$—	$(697,159)
Swaps	—	(151,690)	—	(151,690)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$256,114	$(151,690)	$—	$104,424

(a)	Value is zero.

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2026	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2026
Investments in Securities:
Asset-Backed Securities	$5,684,301	$2	$(111,728)	$2,905	$11,040,348	$(682,646)	$—	$—	$15,933,182
Collateralized Mortgage Obligations	6,023,491	—	(238,339)	(2,388)	11,398,763	(692,837)	—	(1,068,458)	15,420,232
Commercial Mortgage-Backed Securities	2,547,366	—	7,722	335	12,154	(334,915)	—	—	2,232,662
Corporate Bonds	4,444,818	(7)	(8,863)	(1,639)	4,731,654	(290,221)	—	—	8,875,742
Total	$18,699,976	$(5)	$(351,208)	$(787)	$27,182,919	$(2,000,619)	$—	$(1,068,458)	$42,461,818

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2026, which were valued using significant unobservable inputs (level 3) amounted to $(306,993).
There were no significant transfers into or out of level 3 for the period ended May 31, 2026.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at May 31, 2026	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$955,538	Discounted Cash Flow	Expected Recovery	0.00% - 40.42% (6.55%)
			Yield (Discount Rate of Cash Flows)	5.31% - 17.04% (7.89%)
Asset-Backed Securities	955,538
	4,743,483	Discounted Cash Flow	Constant Default Rate	25.00% - 100.00% (89.72%)
			Yield (Discount Rate of Cash Flows)	5.09% - 5.57% (5.39%)
Collateralized Mortgage Obligations	4,743,483
	—	Terms of Restructuring	Expected Recovery	0.00% (0.00%)

Corporate Bonds	—
Total	$5,699,021

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At May 31, 2026, the value of these investments was $36,762,797. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer.

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2026
Security Description	Value at February 28, 2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2026	Shares at May 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.74% (a) (b)	$59,530,174	$235,436,514	$251,403,139	$(18,507)	$65	$43,545,107	43,536,400	$444,366	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2026.